                                                              File No. 333-52114
                                                              File No. 811-10011
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
                 Pre-Effective Amendment No.                                 [_]
                                            -----
                Post-Effective Amendment No.  3                              [X]
                                            -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
                               Amendment No.  8                              [X]
                                            -----

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                                (ADVISORDESIGNS)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                     Name of Agent for Service for Process:

                     Amy J. Lee, Associate General Counsel
                     Security Benefit Life Insurance Company
                     One Security Benefit Place
                     Topeka, KS 66636-0001

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[_] on May 1, 2003, pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[X] on May 1, 2003, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] this  post-effective  amendment  designates  a  new  effective  date  for  a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under individual flexible premium deferred variable annuity contracts.

                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

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                  ISSUED BY:                          MAILING ADDRESS:
  SECURITY BENEFIT LIFE INSURANCE COMPANY   SECURITY BENEFIT LIFE INSURANCE COMPANY
  ONE SECURITY BENEFIT PLACE                P.O. BOX 750497
                                            TOPEKA, KANSAS 66675-0497
  TOPEKA, KANSAS 66636-0001
  1-800-888-2461
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     This Prospectus  describes the AdvisorDesigns  Variable Annuity--a flexible purchase payment deferred variable annuity contract (the "Contract")  offered by
Security  Benefit  Life  Insurance  Company  ("the  Company").  The  Contract is
available for individuals as a non-tax  qualified  retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is
designed to give you  flexibility in planning for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that comprise a separate  account of the Company called the SBL Variable Annuity
Account  XIV.  Each  Subaccount  invests  in a  corresponding  mutual  fund (the
"Underlying Fund"). The Subaccounts currently available under the Contract are:

o AIM V.I. Capital                 o         Rydex Large Cap
  Appreciation Series I                      Japan
o Federated High Income            o         Rydex Banking
  Bond II - Service Shares         o         Rydex Basic Materials
o Federated Fund for               o         Rydex Biotechnology
  U.S. Government Securities       o         Rydex Consumer
  II                                         Products
o Fidelity VIP II                  o         Rydex Electronics
  Contrafund                       o         Rydex Energy
o Fidelity VIP II                  o         Rydex Energy
  Index 500                                  Services
o Fidelity VIP II                  o         Rydex Financial
  Investment-Grade Bond                      Services
o Fidelity VIP III                 o         Rydex Health Care
  Growth Opportunities             o         Rydex Internet
o Franklin Small Cap               o         Rydex Leisure
  Class 2                          o         Rydex Precious
o Neuberger Berman AMT                       Metals
  Guardian Portfolio               o         Rydex Real Estate
o Neuberger Berman AMT             o         Rydex Retailing
  Partners Portfolio               o         Rydex Sector
o OppenheimerFunds                           Rotation
  Global                           o         Rydex Technology
o PIMCO Real Return                o         Rydex
o PIMCO Total Return                         Telecommunications
o Rydex Money Market               o         Rydex Titan 500
o Rydex Arktos                     o         Rydex Transportation
o Rydex Juno                       o         Rydex U.S.
o Rydex Medius                               Government Bond
o Rydex Mekros                     o         Rydex Utilities
o Rydex Nova                       o         Rydex Velocity 100
o Rydex OTC                        o         Strong Opportunity
o Rydex Ursa                       o         Strong Small Cap
o Rydex Large Cap                            Value
  Europe                           o         Templeton
                                             Developing Markets
                                   o         Templeton Foreign  Class 2
                                             Securities Class 2

     Amounts that you  allocate to the  Subaccounts  under a Contract  will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge. You may obtain a Statement of Additional  Information or a prospectus for any of the Underlying  Funds by writing Security Benefit at One
Security Benefit Place, Topeka, Kansas 66636 or by calling  1-800-888-2461.  The contents of the Statement of Additional  Information  is set forth on page 42 of this Prospectus.

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     THE  SECURITIES  AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR  DISAPPROVED
THESE  SECURITIES OR DETERMINED IF THE  PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     YOU  SHOULD  READ  THIS  PROSPECTUS  CAREFULLY  AND  RETAIN  IT FOR  FUTURE
REFERENCE.

     EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER, MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

     THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003

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   The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------
     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.
--------------------------------------------------------------------------------

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                                TABLE OF CONTENTS

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,

   Combined Annual Stepped Up and
     Guaranteed Growth Death Benefit...................   26
   Enhanced Death Benefit..............................   26
   Combined Enhanced and Annual Stepped Up Death
     Benefit...........................................   26
   Combined Enhanced and Guaranteed Growth Death
     Benefit...........................................   27
   Combined Enhanced, Annual Stepped Up,
     and Guaranteed Growth Death Benefit...............   27
   Death Benefit - Return of Premium Beyond Issue Age
     80 (Florida Only).................................   27
   Annual Stepped Up Death Benefit

   Tax Status of the Company and the Separate Account..   34
   Income Taxation of Annuities in

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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DEFINITIONS

     Various  terms  commonly  used in this  Prospectus  are defined as follows:

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ANNUITANT -- The person that you  designate on whose life annuity  payments may be determined.  If you designate Joint  Annuitants,  "Annuitant"  means both
Annuitants unless otherwise stated.

     ANNUITY -- A series of periodic  income  payments made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY  PERIOD -- The period  beginning  on the Annuity  Start Date during which annuity payments are made.

     ANNUITY  START DATE -- The date when annuity  payments  begin as elected by the Owner.

     ANNUITY  UNIT  -- A unit of  measure  used to  calculate  variable  annuity payments under Options 1 through 4, 7 and 8.

     AUTOMATIC  INVESTMENT  PROGRAM  -- A  program  pursuant  to which  purchase payments are  automatically  paid from your bank  account on a specified  day of each month or a salary reduction agreement.

     CONTRACT  DATE -- The date the Contract  begins as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACT  VALUE -- The total  value of your  Contract  as of any  Valuation
Date.

     CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

     CREDIT  ENHANCEMENT  -- An amount  added to Contract  Value under the Extra
Credit Rider.

     DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.

     ADMINISTRATIVE OFFICE -- The Annuity Administration  Department of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

     OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

     PARTICIPANT-- A Participant under a Qualified Plan.

     PURCHASE PAYMENT -- An amount paid to the Company as consideration  for the
Contract.

     SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

     SUBACCOUNT--  A  division  of the  Separate  Account of the  Company  which invests in a corresponding Underlying Fund.

     UNDERLYING  FUND -- A mutual  fund or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

     WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the
Contract.  It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If an Extra Credit Rider is in effect,  Contract  Value will also be reduced by any
Credit Enhancements that have not yet vested.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional Information, and the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity contract  ("Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract as a non-tax qualified retirement plan for an individual  ("Non-Qualified  Plan").  You may also purchase the Contract,  on an individual  basis,  in connection with a retirement plan qualified under Section
403(b),  408,  or  408A  of the  Internal  Revenue  Code  of  1986,  as  amended
("Qualified Plan").

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently  divided into 45 accounts, each referred to as a Subaccount. See "Separate Account." Each
Subaccount  invests  exclusively in shares of an Underlying  Fund, each of which has a different  investment  objective or  objectives.  The  Subaccounts  are as follows:

o AIM V.I. Capital                 o         Rydex Large Cap
  Appreciation Series I                      Japan
o Federated High Income            o         Rydex Banking
  Bond II - Service Shares         o         Rydex Basic Materials
o Federated Fund for               o         Rydex Biotechnology
  U.S. Government Securities       o         Rydex Consumer
  II                                         Products
o Fidelity VIP II                  o         Rydex Electronics
  Contrafund                       o         Rydex Energy
o Fidelity VIP II                  o         Rydex Energy
  Index 500                                  Services
o Fidelity VIP II                  o         Rydex Financial
  Investment-Grade Bond                      Services
o Fidelity VIP III                 o         Rydex Health Care
  Growth Opportunities             o         Rydex Internet
o Franklin Small Cap               o         Rydex Leisure
  Class 2                          o         Rydex Precious
o Neuberger Berman AMT                       Metals
  Guardian Portfolio               o         Rydex Real Estate
o Neuberger Berman AMT             o         Rydex Retailing
  Partners Portfolio               o         Rydex Sector
o OppenheimerFunds                           Rotation
  Global                           o         Rydex Technology
o PIMCO Real Return                o         Rydex
o PIMCO Total Return                         Telecommunications
o Rydex Money Market               o         Rydex Titan 500
o Rydex Arktos                     o         Rydex Transportation
o Rydex Juno                       o         Rydex U.S.
o Rydex Medius                               Government Bond
o Rydex Mekros                     o         Rydex Utilities
o Rydex Nova                       o         Rydex Velocity 100
o Rydex OTC                        o         Strong Opportunity
o Rydex Ursa                       o         Strong Small Cap
o Rydex Large Cap                            Value
  Europe                           o         Templeton
                                             Developing Markets
                                   o         Templeton Foreign  Class 2
                                             Securities Class 2

     You may allocate your purchase payments among the Subaccounts. Amounts that you  allocate to the  Subaccounts  will  increase  or  decrease in dollar  value depending on the investment  performance  of the  Underlying  Fund in which such
Subaccount  invests.  You bear the  investment  risk for amounts  allocated to a
Subaccount.

PURCHASE  PAYMENTS -- Your initial  purchase  payment must be at least  $10,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum  subsequent  purchase  payment is $500 ($50 under an  Automatic
Investment Program). See "Purchase Payments."

CONTRACT  BENEFITS -- You may  transfer  Contract  Value among the  Subaccounts, subject to certain restrictions as described in "The Contract."

     At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from  Contract  Value.  See "Full  and  Partial  Withdrawals"  and
"Federal Tax Matters" for more information about withdrawals,  including the 10%
penalty  tax that may be imposed  upon full and partial  withdrawals  (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

     The Contract provides for a death benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. the Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract  Value,  plus any charges  deducted from such
Contract Value, less the Contract Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the Free-Look  Period,  the Company will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

     CONTINGENT  DEFERRED  SALES CHARGE.  If you withdraw  Contract  Value,  the
Company  may  deduct a  contingent  deferred  sales  charge  (which  may also be referred to as a withdrawal  charge).  The  withdrawal  charge will be waived on withdrawals to the extent that total  withdrawals in a Contract Year,  including systematic  withdrawals,  do not exceed the Free  Withdrawal  amount  defined as follows.

     The Free  Withdrawal  amount is equal in the first Contract Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the  purchase  payment is received by the Company and  increases in age each year  thereafter.  The  withdrawal  charge is  calculated  according to the following schedule:

---------------------------------------------
   PURCHASE PAYMENT AGE        WITHDRAWAL
        (IN YEARS)               CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     The amount of the  withdrawal  charge  assessed  against your Contract will never exceed 7% of purchase  payments paid under the Contract.  In addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds,
(2) annuity  payments  under  options that  provide for payments for life,  or a period of at least seven years, or (3) withdrawals  made to pay the fees of your registered  investment  adviser,  provided  that your adviser has entered into a variable annuity adviser  agreement with the Company.  See "Contingent  Deferred
Sales Charge."

     MORTALITY  AND  EXPENSE  RISK  CHARGE.  The  Company  deducts a charge  for mortality  and expense  risks  assumed by the Company  under the  Contract.  The
Company  deducts a daily minimum charge equal to 0.85%,  on an annual basis,  of each Subaccount's  average daily net assets. If you are subject to mortality and expense risk charge above the minimum  charge,  the Company deducts it from your
Contract Value on a monthly basis.  The mortality and expense risk charge amount is determined  each month by reference to the amount of your Contract  Value, as set forth in the table below.

----------------------------------------------------------
CONTRACT VALUE                         ANNUAL MORTALITY
                                       AND EXPENSE RISK
                                            CHARGE
----------------------------------------------------------
Less than $25,000                           1.10%
At least $25,000 but less than              0.95%
   $100,000
$100,000 or more                            0.85%
----------------------------------------------------------

See "Mortality and Expense Risk Charge."

     OPTIONAL RIDER CHARGES.  The Company deducts a monthly charge from Contract
Value for  certain  Riders that may be elected by the Owner.  The Company  makes each Rider  available  only at issue,  and you may not  terminate  a Rider after issue,  unless  otherwise  stated.  The  amount  of the  charge  is  equal  to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select Riders with a total charge that exceeds 2.00% of Contract Value.

     GUARANTEED  MINIMUM INCOME  BENEFIT.  This Rider makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract Anniversary. The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.25%
        5%               0.40%
------------------- -----------------

See "Guaranteed Minimum Income Benefit."

     ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes  available an enhanced death  benefit  upon the  death of the  Owner or any  Joint  Owner  prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by the Company;  or (3) the Stepped Up Death  Benefit.  The
Stepped Up Death Benefit is the largest result for the following  calculation as of the date of receipt of instructions regarding payment of the death benefit:

o    The largest of Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o    Any purchase payments received by the Company since the applicable Contract
     Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

The charge for this Rider is 0.25%. See "Annual Stepped Up Death Benefit."

     GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes  available an enhanced death  benefit  upon the  death of the  Owner or any  Joint  Owner  prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by the Company; or (3) the Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to purchase payments, net of any premium tax,  less an  adjustment  for any  withdrawals,  increased at an annual  effective rate of 3%, 5%, 6% or 7%, as elected in the  application.  The charge for this Rider is as follows:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.15%
        5%               0.25%
        6%               0.30%
        7%               0.35%
------------------- -----------------

See "Guaranteed Growth Death Benefit."

     COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT.  This rider makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the  greatest  of:  (1)  purchase  payments,  less any  withdrawals  and withdrawal  charges;  (2)  Contract  Value on the date due proof of the  Owner's death and instructions  regarding  payment are received by the Company;  (3) the
Annual  Stepped Up Death Benefit (as  described  above);  or (4) the  Guaranteed
Growth Death  Benefit at 5% (as described  above).  The charge for this Rider is
0.30%. See "Combined Annual Stepped Up and Guaranteed Growth Death Benefit."

     ENHANCED  DEATH  BENEFIT.  This Rider makes  available  an  enhanced  death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit under this Rider will be the greater of: (1) purchase payments, less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company,  plus the Enhanced  Death  Benefit.  The Enhanced  Death  Benefit for a
Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of
Contract gain; or (2) 50% of adjusted purchase  payments.  For a Contract issued after the Owner has attained age 70 or older,  the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted  purchase  payments.
Contract  gain is equal to Contract  Value as of the date due proof of death and instructions  with  regard  to  payment  are  received  less  adjusted  purchase payments.  Adjusted purchase payments are equal to all purchase payments made to the Contract adjusted for withdrawals and any applicable premium tax. This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The  charge for this Rider is 0.25%.  See  "Enhanced  Death
Benefit."

     COMBINED  ENHANCED AND ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described  above);  or (3) the Annual  Stepped Up Death  Benefit  (as  described above), plus the Enhanced Death Benefit. The charge for this Rider is 0.40%. See
"Combined Enhanced and Annual Stepped Up Death Benefit."

     COMBINED  ENHANCED AND GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described above); or (3) the Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit. The charge for this Rider is 0.40%. See
"Combined Enhanced and Guaranteed Growth Death Benefit."

     COMBINED ENHANCED,  ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT.
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges;
(2) Contract  Value on the date due proof of the Owner's death and  instructions regarding  payment are received by the Company,  plus the Enhanced Death Benefit
(as  described  above);  (3) the Annual  Stepped Up Death  Benefit (as described above),  plus the Enhanced  Death Benefit;  or (4) the  Guaranteed  Growth Death
Benefit at 5% (as described above), plus the Enhanced Death Benefit.  The charge for this  Rider is  0.45%.  See  "Combined  Enhanced,  Annual  Stepped  Up,  and
Guaranteed Growth Death Benefit."

     DEATH BENEFIT - RETURN OF PREMIUM BEYOND ISSUE AGE 80 (FLORIDA ONLY).  This
Rider is available only to Florida residents from ages 81 to 90. The Rider makes available an enhanced  death  benefit for older issue ages upon the death of the
Owner or any Joint  Owner prior to the Annuity  Start  Date.  The death  benefit under  this Rider  will be the  greater  of:  (1)  purchase  payments,  less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company.  If the Rider were not  purchased,  the death benefit would be Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are  received by the  Company.  The charge for this Rider is 0.30%.  See
"Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only)."

     ANNUAL  STEPPED UP DEATH BENEFIT BEYOND AGE 80 (FLORIDA  ONLY).  This Rider
makes  available to Florida  residents  only an enhanced  death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit  under this Rider will be the greatest of: (1) purchase  payments,  less any withdrawals and withdrawal charges; (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company;  or (3) the Stepped Up Death  Benefit.  The Stepped Up Death Benefit is
the largest  result for the following  calculation  as of the date of receipt of instructions regarding payment of the death benefit:

o    The largest Contract Value on any Contract Anniversary that occurs prior to the date of the Owner's death; plus

o    Any purchase payments received by the Company since the applicable Contract
     Anniversary; less

o    An adjustment for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

This Rider  differs from the Annual  Stepped Up Death  Benefit  Rider  discussed above in that the death benefit may step up on Contract Anniversaries  occurring after the Owner has  attained  age 80.  The  charge  for this Rider is 0.45% for issue ages 80 and  younger  and 1.25% for issue ages 81 and older.  See  "Annual
Stepped Up Death Benefit (Florida only)."

     EXTRA CREDIT. This Rider makes available a Credit Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue. The Company will add a Credit  Enhancement  equal to 3%, 4% or 5%
of purchase payments,  as elected in the application,  for each purchase payment made in the first Contract Year.

     In the event of a full or partial  withdrawal,  the Company will  recapture all or part of any Credit Enhancement that has not yet vested to the extent that total withdrawals in a Contract Year, including systematic  withdrawals,  exceed the Free Withdrawal  amount.  The Free  Withdrawal  amount is equal in the first
Contract Year, to 10% of purchase payments,  excluding any Credit  Enhancements, made during the year and for any  subsequent  Contract  Year, to 10% of Contract
Value as of the first day of that Contract  Year. In addition,  the Company does not recapture  Credit  Enhancements on withdrawals  made to pay the fees of your registered  investment  adviser,  provided  that your adviser has entered into a variable annuity adviser agreement with the Company.

     The  Companywill  deduct the charge  for this Rider  during the  seven-year period  beginning  on the  Contract  Date and you may not  terminate  this Rider during  that  period.  The charge for this  Rider  varies  based upon the Credit
Enhancement rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

See "Extra Credit."

     WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a waiver of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this  Rider.  The  charge  for this Rider is 0.05%.  See  "Waiver of  Withdrawal
Charge."

     ALTERNATIVE  WITHDRAWAL  CHARGE.  This Rider makes available an alternative withdrawal charge schedule as set forth below.

---------------------------------------------
   PURCHASE PAYMENT AGE        WITHDRAWAL
        (IN YEARS)               CHARGE
---------------------------------------------
        0 and over                 0%
---------------------------------------------

The charge for this Rider is 0.35%.  If you have also  purchased an Extra Credit
Rider,  you may forfeit all or part of any Credit  Enhancement in the event of a full or partial withdrawal. See "Alternative Withdrawal Charge."

     ADMINISTRATION  CHARGE. The Company deducts a daily  administration  charge equal to an annual  rate of each  Subaccount's  average  daily net  assets.  The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%.  See
"Administration Charge."

     ACCOUNT  ADMINISTRATION  CHARGE.  The Company  deducts an account charge of
$30.00 at each Contract  Anniversary.  The Company will waive the charge if your
Contract Value is $50,000 or more on the date the charge is to be deducted.  See
"Account Administration Charge."

     PREMIUM TAX CHARGE.  The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will  usually be  deducted  on the  Annuity  Start Date or upon a full or partial  withdrawal  if a premium  tax was  incurred  by the  Company and is not refundable.  The  Company  reserves  the right to deduct  such taxes when due or anytime  thereafter.  Premium  tax rates  currently  range from 0% to 3.5%.  See
"Premium Tax Charge."

     OTHER  EXPENSES.  The Company pays the  operating  expenses of the Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying  Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses.
See the prospectus for each Underlying Fund for more information.

CONTACTING THE COMPANY -- You should direct all written requests,  notices,  and forms  required by the  Contract,  and any  questions  or  inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3000 or 1-800-888-2461.

EXPENSE TABLES

The  following  tables  describe  the fees and  expenses  that you will pay when buying, owning, and surrendering the Contract.

--------------------------------------------------------------------------------
CONTRACT  OWNER  TRANSACTION  EXPENSES are fees and expenses that you will pay when you purchase  the Contract or make  withdrawals from the Contract.  The information  below does not reflect state premium taxes, which may be applicable to your Contract.
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                       None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount withdrawn
    attributable to Purchase Payments)                                   7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                           None
--------------------------------------------------------------------------------
   Annual Account Administration Charge                                   $30
--------------------------------------------------------------------------------
PERIODIC  EXPENSES  are  fees  and  expenses  that  you  will pay periodically  during  the  time  that you own the  Contract,  not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Annual Contract Fee                                                    $30(2)
--------------------------------------------------------------------------------
Separate  Account  Annual  Expenses (as a  percentage  of average
Contract Value)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                           1.10%(3)
--------------------------------------------------------------------------------
     Annual Administration Charge                                       0.60%(4)
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                          2.00%(5)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             3.70%
--------------------------------------------------------------------------------
1  The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments have been held under the Contract.  A free withdrawal  is available in each  Contract  Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements,  in the first Contract Year, and
   (2) 10% of Contract  Value as of the  beginning of the Contract  Year in each subsequent Contract Year. See "Full and Partial  Withdrawals" and "Contingent
   Deferred Sales Charge" for more information.

2  A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value;  (2) upon the Annuity Start Date if one of Annuity Options
   1 through 4, 7 or 8 is elected;  and (3) upon payment of a death benefit. The account  administration  charge  will be  waived  if your  Contract  Value is
   $50,000 or more upon the date it is to be deducted.

3  The  mortality  and expense  risk charge is reduced for larger  Contracts  as follows: Less than $25,000 - 1.10%; At least $25,000 but less than $100,000 -
   0.95%; $100,000 or more - 0.85%. The mortality and expense risk charge during the Annuity Period is 1.25% for Annuity Options 1 through 4, 7 and 8.

4  The  administration  charge  differs by  Subaccount  and ranges from 0.25% to
   0.60% on an annual basis. See "Administration Charge" for more information.

5  You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value.  (See the applicable  rider charges in the table  below.) You may not select  Riders with a total  charge that exceeds 2.00% of Contract Value.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                       INTEREST      ANNUAL
                                                         RATE     RIDER CHARGE
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                   3%          0.25%
                                                          5%          0.40%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                     ---         0.25%
--------------------------------------------------------------------------------
                                                          3%          0.15%
                                                          5%          0.25%
Guaranteed Growth Death Benefit Rider                     6%          0.30%
                                                          7%          0.35%
--------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
 and Guaranteed Growth Death Benefit Rider                5%          0.30%
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                              ---         0.25%
--------------------------------------------------------------------------------
Combined Enhanced and Annual Stepped Up Death
 Benefit Rider                                            ---         0.40%
--------------------------------------------------------------------------------
Combined Enhanced and Guaranteed Growth Death
 Benefit Rider                                            5%          0.40%
--------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up, and
 Guaranteed Growth Death Benefit Rider                    5%          0.45%
--------------------------------------------------------------------------------
Death Benefit - Return of Premium Beyond
 Issue Age 80 (Florida only) Rider                        ---         0.30%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Beyond Age 80
 (Florida only) Rider
   Issue ages 80 and below                                ---         0.45%
   Issue ages 81 and above                                ---         1.25%
--------------------------------------------------------------------------------
                                                          3%          0.40%
Extra Credit Rider                                        4%          0.55%
                                                          5%          0.70%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                         ---         0.05%
--------------------------------------------------------------------------------
Alternative Withdrawal Charge Rider                       ---         0.35%
--------------------------------------------------------------------------------

The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

-------------------------------------------------------------
                                    MINIMUM       MAXIMUM
-------------------------------------------------------------
Total Annual Underlying Fund           %             %
Operating Expenses1
-------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include  management  fees, distribution  fees,  service fees and other  expenses.  The maximum  expenses above represent the total annual  operating  expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent the total annual  operating  expenses of that Underlying Fund with the lowest total operating expenses.
-------------------------------------------------------------

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses.

     The Example  assumes  that you invest  $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

--------------------------------------------------------------
                                     1      3     5      10
                                    YEAR  YEARS YEARS  YEARS
--------------------------------------------------------------
If you surrender your Contract at
the end of the applicable time
period
--------------------------------------------------------------
If you do not surrender your
Contract
--------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

     The following condensed financial  information  presents  accumulation unit values for the period  April 2, 2001 (date of  inception)  through  December 31,
2002, as well as ending accumulation units outstanding under each Subaccount.

-------------------------------------------------------------
                                         2002          2001
-------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
SERIES I
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.49        $10.00
   End of period...............        $  6.87        $ 9.49
Accumulation units outstanding
at the end of period...........        586,917       259,530
-------------------------------------------------------------

FEDERATED HIGH INCOME
BOND II - SERVICE SHARES
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.63        $10.00
   End of period...............        $  9.34        $ 9.63
Accumulation units outstanding
at the end of period...........      2,806,292        97,378

-------------------------------------------------------------
FEDERATED FUND FOR U.S.
GOVERNMENT SECURITIES II
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........         $10.10        $10.00
   End of period...............         $10.53        $10.10
Accumulation units outstanding
at the end of period...........      1,077,180       146,321

-------------------------------------------------------------
FIDELITY VIP II CONTRAFUND
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.80        $10.00
   End of period...............        $  8.48        $ 9.80
Accumulation units outstanding
at the end of period...........        153,754        13,890

-------------------------------------------------------------
FIDELITY VIP II INDEX 500
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.71        $10.00
   End of period...............        $  7.21        $ 9.71
Accumulation units outstanding
at the end of period...........        323,201        48,004

-------------------------------------------------------------
FIDELITY VIP II
INVESTMENT-GRADE BOND
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........         $10.20        $10.00
   End of period...............         $10.75        $10.20
Accumulation units outstanding
at the end of period...........        823,421       159,149

-------------------------------------------------------------
FIDELITY VIP III GROWTH
OPPORTUNITIES
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.84        $10.00
   End of period...............        $  7.34        $ 9.84
Accumulation units outstanding
at the end of period...........         22,176            60

-------------------------------------------------------------
FRANKLIN SMALL CAP CLASS 2
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........         $10.58        $10.00
   End of period...............         $ 7.22        $10.58
Accumulation units outstanding
at the end of period...........        469,106        32,971

-------------------------------------------------------------
NEUBERGER BERMAN AMT GUARDIAN
PORTFOLIO
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.99        $10.00
   End of period...............        $  7.03        $ 9.99
Accumulation units outstanding
at the end of period...........        662,053       275,934

-------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
PORTFOLIO
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........         $10.08        $10.00
   End of period...............         $ 7.31        $10.08
Accumulation units outstanding
at the end of period...........        107,018        30,839

-------------------------------------------------------------
RYDEX MONEY MARKET
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.84        $10.00
   End of period...............        $  9.47        $ 9.84
Accumulation units outstanding
at the end of period...........     15,037,053     2,766,898

-------------------------------------------------------------
OPPENHEIMERFUNDS GLOBAL
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........         $10.13        $10.00
   End of period...............         $ 7.52        $10.13
Accumulation units outstanding
at the end of period...........         62,615         8,618

-------------------------------------------------------------
RYDEX ARKTOS
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........         $11.47        $10.00
   End of period...............         $14.70        $11.47
Accumulation units outstanding
at the end of period...........      1,125,849       209,105

-------------------------------------------------------------
RYDEX MEDIUS
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........         $10.61
   End of period...............         $ 7.68
Accumulation units outstanding
at the end of period...........        558,459

-------------------------------------------------------------
RYDEX MEKROS
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........         $10.64
   End of period...............         $ 6.58
Accumulation units outstanding
at the end of period...........        278,130

-------------------------------------------------------------
RYDEX NOVA
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.26        $10.00
   End of period...............        $  5.70        $ 9.26
Accumulation units outstanding
at the end of period...........      1,575,487       103,132

-------------------------------------------------------------
RYDEX OTC
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.84        $10.00
   End of period...............        $  5.77        $ 9.84
Accumulation units outstanding
at the end of period...........        636,909       388,885

-------------------------------------------------------------
RYDEX URSA
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........         $ 9.71        $10.00
   End of period...............         $11.32        $ 9.71
Accumulation units outstanding
at the end of period...........      1,631,745       287,090

-------------------------------------------------------------
RYDEX LARGE CAP EUROPE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........         $10.23        $10.00
   End of period...............         $ 7.02        $10.23
Accumulation units outstanding
at the end of period...........         35,794        34,265

-------------------------------------------------------------
RYDEX LARGE CAP JAPAN
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  8.60        $10.00
   End of period...............        $  6.90        $ 0.00
Accumulation units outstanding
at the end of period...........         92,027             0

-------------------------------------------------------------
RYDEX BANKING
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.80        $10.00
   End of period...............        $  9.31        $ 9.80
Accumulation units outstanding
at the end of period...........        414,073        25,890

-------------------------------------------------------------
RYDEX BASIC MATERIALS
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.41        $10.00
   End of period...............        $  7.86        $ 9.41
Accumulation units outstanding
at the end of period...........         54,050        58,258

-------------------------------------------------------------
RYDEX BIOTECHNOLOGY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.59        $10.00
   End of period...............        $  5.02        $ 9.59
Accumulation units outstanding
at the end of period...........        583,099        91,220

-------------------------------------------------------------
RYDEX CONSUMER PRODUCTS
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.85        $10.00
   End of period...............        $  9.09        $ 9.85
Accumulation units outstanding
at the end of period...........        250,664        83,498

-------------------------------------------------------------
RYDEX ELECTRONICS
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  8.11        $10.00
   End of period...............        $  4.02        $ 8.11
Accumulation units outstanding
at the end of period...........        995,882        84,003

-------------------------------------------------------------
RYDEX ENERGY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  8.21        $10.00
   End of period...............        $  6.80        $ 8.21
Accumulation units outstanding
at the end of period...........        393,287       226,716

-------------------------------------------------------------
RYDEX ENERGY SERVICES
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  6.89        $10.00
   End of period...............        $  5.81        $ 6.89
Accumulation units outstanding
at the end of period...........        596,114        85,820

-------------------------------------------------------------
RYDEX FINANCIAL SERVICES
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.36        $10.00
   End of period...............        $  7.61        $ 9.36
Accumulation units outstanding
at the end of period...........        153,702       243,491

-------------------------------------------------------------
RYDEX HEALTH CARE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.30        $10.00
   End of period...............        $  7.01        $ 9.30
Accumulation units outstanding
at the end of period...........        205,091        48,367

-------------------------------------------------------------
RYDEX INTERNET
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  6.13        $10.00
   End of period...............        $  3.33        $ 6.13
Accumulation units outstanding
at the end of period...........        993,713        57,798

-------------------------------------------------------------
RYDEX LEISURE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  7.03        $10.00
   End of period...............        $  5.74        $ 7.03
Accumulation units outstanding
at the end of period...........        235,690        63,564

-------------------------------------------------------------
RYDEX PRECIOUS METALS
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........         $10.79        $10.00
   End of period...............         $15.05        $10.79
Accumulation units outstanding
at the end of period...........      1,816,577        15,808

-------------------------------------------------------------
RYDEX REAL ESTATE
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........         $10.19
   End of period...............         $ 9.65
Accumulation units outstanding
at the end of period...........         74,907

-------------------------------------------------------------
RYDEX RETAILING
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........         $10.05        $10.00
   End of period...............         $ 7.51        $10.05
Accumulation units outstanding
at the end of period...........        166,404        97,543

-------------------------------------------------------------
RYDEX SECTOR ROTATION
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.97
   End of period...............        $  7.52
Accumulation units outstanding
at the end of period...........        463,439

-------------------------------------------------------------
RYDEX TECHNOLOGY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  7.23        $10.00
   End of period...............        $  4.22        $ 7.23
Accumulation units outstanding
at the end of period...........        777,971       107,433

-------------------------------------------------------------
RYDEX TELECOMMUNICATIONS
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  8.86        $10.00
   End of period...............        $  5.13        $ 8.86
Accumulation units outstanding
at the end of period...........        950,712        30,609

-------------------------------------------------------------
RYDEX TITAN 500
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........         $10.09
   End of period...............         $ 5.22
Accumulation units outstanding
at the end of period...........         87,266

-------------------------------------------------------------
RYDEX TRANSPORTATION
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.52        $10.00
   End of period...............        $  8.06        $ 9.52
Accumulation units outstanding
at the end of period...........        516,182        35,370

-------------------------------------------------------------
RYDEX U.S. GOVERNMENT BOND
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........         $ 9.69
   End of period...............         $11.01
Accumulation units outstanding
at the end of period...........        941,618

-------------------------------------------------------------
RYDEX UTILITIES
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  7.08        $10.00
   End of period...............        $  4.56        $ 7.08
Accumulation units outstanding
at the end of period...........      4,549,866        19,090

-------------------------------------------------------------
RYDEX VELOCITY 100
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.08
   End of period...............        $  2.66
Accumulation units outstanding
at the end of period...........        539,558

-------------------------------------------------------------
STRONG OPPORTUNITY
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.91        $10.00
   End of period...............        $  6.94        $ 9.91
Accumulation units outstanding
at the end of period...........         64,854       265,116

-------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS -
CLASS 2
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.84        $10.00
   End of period...............        $  9.41        $ 9.84
Accumulation units outstanding
at the end of period...........         45,322        21,180

-------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES -
CLASS 2
-------------------------------------------------------------
Accumulation unit value:
   Beginning of period.........        $  9.04        $10.00
   End of period...............        $  7.04        $ 9.04
Accumulation units outstanding
at the end of period...........        270,056        63,480

-------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31, 1998,  Security Benefit  converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire  policies  from the  Company  after that date  automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity  contracts,  as well as  financial  and  retirement  services.  It is  admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2002, the Company had total assets of approximately $_7.3__ billion. Together with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

     The Principal Underwriter for the Contracts is Security Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/ dealer with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/ health insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are  credited  to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under a contract may not be  charged  with  liabilities  arising  from any  other  business  that the insurance  company conducts if, and to the extent the contract so provides.  The
Contract contains such a provision.  The Company owns the assets in the Separate
Account and is required to maintain sufficient assets in the Separate Account to meet all  Separate  Account  obligations  under the  Contract.  The  Company may transfer to its General  Account assets that exceed  anticipated  obligations of the Separate  Account.  All  obligations  arising under the Contract are general corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Contract  provides  that the income,  gains and losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other  Underlying  Funds or in other securities or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

     Shares of the  Underlying  Funds  currently are not publicly  traded mutual funds.  They are  available  only as investment  options in variable  annuity or variable life insurance  policies issued by life insurance  companies or in some cases, through participation in certain qualified pension or retirement plans.

     Because the  Underlying  Funds may serve as  investment  vehicles  for both
variable  life  insurance   policies  and  variable  annuity  contracts  ("mixed
funding")  and  shares  of the  Underlying  Funds  also may be sold to  separate accounts of other insurance  companies  ("shared  funding"),  material conflicts could occur. The Company  currently does not foresee any disadvantages to Owners arising from either mixed or shared funding;  however, due to differences in tax treatment or other  considerations,  it is possible that the interests of Owners of various  contracts for which the Underlying  Funds serve as investment  media might at some time be in conflict.  However, the Company, each Underlying Fund's
Board of Directors,  and any other insurance  companies that  participate in the
Underlying  Funds  are  required  to  monitor  events in order to  identify  any material  conflicts  that arise  from mixed  and/or  shared  funding.  If such a conflict were to occur, the Company would take steps necessary to protect Owners
including   withdrawal  of  the  Separate  Account  from  participation  in  the
Underlying  Fund(s)  involved in the conflict.  This might force the  Underlying
Fund to sell securities at disadvantageous prices.

     A summary of the investment  objective of each of the  Underlying  Funds is set forth at the end of this  Prospectus.  We cannot assure that any  Underlying
Fund will achieve its objective.  More detailed  information is contained in the
prospectus  of  each  Underlying  Fund,  including   information  on  the  risks
associated with its investments and investment techniques.

     Prospectuses  for the Underlying  Funds should be read in conjunction  with this Prospectus.

     The  Company has  entered  into  agreements  with the  underwriters  and/or advisers to the Underlying Funds. Under these agreements, the Company has agreed to provide  certain  services and to provide  information  about the  Underlying
Funds to Owners of the Contract  who invest in the funds.  For  providing  these services,  the Company receives compensation from the underwriter or adviser, as applicable (a "Shareholder  Service Fee"). The compensation  varies based on the services being provided,  but generally the  Shareholder  Service Fee is between
0.20% to  0.40% of the  average  net  assets  of the  Contract  invested  in the
Underlying Fund. Some of the Underlying Funds have a Rule 12b-1 Plan under which the  fund  is  permitted  to  make  payments  for  shareholder  services  and/or
distribution   related  activities  provided  by  the  Company  and/or  Security
Distributors, Inc., the underwriter for the Contract. Receipt of 12b-1 fees will generally not exceed 0.25% of the average net assets of the Contract invested in the  Underlying  Fund.  The  Company  does not expect to  receive a  Shareholder
Service Fee and 12b-1 fees with respect to the same Underlying Fund.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a
flexible   purchase  payment  deferred   variable   annuity.   The  Contract  is
significantly  different  from a fixed annuity  contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the
Company.  When you are ready to begin receiving annuity  payments,  the Contract provides  several  Annuity  Options  under which the Company  will pay  periodic annuity  payments on a variable  basis, a fixed basis or both,  beginning on the
Annuity Start Date. The amount that will be available for annuity  payments will depend  on the  investment  performance  of the  Subaccounts  to which  you have allocated purchase payments.

     The  Contract  is  available  for  purchase by an  individual  as a non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements of Section 403(b),  408, or 408A of the Internal  Revenue Code
("Qualified  Plan").  Certain federal tax advantages are currently  available to retirement  plans that qualify as (1) annuity  purchase  plans of public  school systems  and certain  tax-exempt  organizations  under  Section  403(b),  or (2)
traditional  and Roth  individual  retirement  accounts or annuities,  including traditional IRAs established by an employer under a simplified  employee pension plan, or a SIMPLE IRA plan,  under Section 408.  Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

     The  maximum  age of an Owner or  Annuitant  for which a  Contract  will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $10,000.  Thereafter,  you may choose the amount and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program is $50. The Company may reduce the minimum purchase payment  requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

     The Company will apply the initial  purchase payment not later than the end of the second  Valuation  Date after the  Valuation  Date it is  received by the
Company;  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

     The Company  generally will credit  subsequent  purchase payments as of the end of the  Valuation  Period in which they are  received  by the Company at its
Administrative Office; however,  subsequent purchase payments received after the cut-off time of 2:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following  Valuation Date. See "Cut-Off Times." Purchase payments after the initial purchase payment may be made at any time prior to the
Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal  Revenue Code.  Subsequent  purchase  payments may be paid under an
Automatic Investment Program. The initial purchase payment required must be paid before the Automatic Investment Program will be accepted by the Company.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the Subaccounts to which purchase payments will be allocated.  Purchase payments will be allocated according to your instructions contained in the application or more recent  instructions  received,  if any,  except  that no purchase  payment allocation is permitted  that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

     You may change the purchase payment allocation instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section of the application or the proper form is completed, signed, and filed at the  Company's  Administrative  Office.  Changes  in the  allocation  of  future purchase  payments have no effect on existing  Contract Value. You may, however, transfer  Contract  Value  among the  Subaccounts  in the  manner  described  in
"Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

     After the Company has  received a Dollar Cost  Averaging  Request in proper form at its  Administrative  Office, the Company will transfer Contract Value in the amounts you designate  from the  Subaccount  from which  transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly  anniversary,  whichever corresponds to the period selected, of the date of receipt at the Administrative  Office of a Dollar Cost Averaging Request
in proper form.  Transfers  will be made until the total amount elected has been transferred,  or until Contract Value in the Subaccount from which transfers are made has been depleted.  Amounts periodically  transferred under this option are not included in the 14 transfers per Contract Year that are allowed as discussed under "Transfers of Contract Value."

     You may instruct the Company at any time to terminate the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging Option has been canceled,  a new Dollar Cost Averaging Request must be completed and sent to the  Administrative  Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis)
before  reinstating  Dollar Cost Averaging  after it has been terminated for any reason.  The  Company  may  discontinue,  modify,  or suspend  the  Dollar  Cost
Averaging  Option at any time.  The Company does not currently  charge a fee for this option.

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option an Asset  Reallocation  Request in proper form must be
received   by   the   Company   at   its   Administrative   Office.   An   Asset
Reallocation/Dollar  Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset Reallocation  Request,  the Company will effect a transfer or, in the case of a new Contract,  will allocate the initial  purchase payment,  among the Subaccounts  based upon the  percentages  that you selected.
Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly,  semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset  Reallocation  Request in proper form. The amounts  transferred  will be credited at the price of the  Subaccount as of the
end  of  the  Valuation  Date  on  which  the  transfer  is  effected.   Amounts
periodically  transferred under this option are not included in the 14 transfers per Contract  Year that are allowed as discussed  under  "Transfers  of Contract
Value."

     You may  instruct  the  Company  at any time to  terminate  this  option by written  request to the  Company's  Administrative  Office.  In that event,  the
Contract Value in the Subaccounts  that has not been  transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time. The Company does not currently charge a fee for this option.

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative Office.
You may make  transfers  (other  than  transfers  pursuant  to the  Dollar  Cost
Averaging  and  Asset  Reallocation  Options)  by  telephone  if the  Electronic
Transfer  Privilege  section  of the  application  or the  proper  form has been completed,  signed and filed at the Company's Administrative Office. The minimum transfer  amount is $500,  or the amount  remaining in a given  Subaccount.  The minimum  transfer  amount  does not apply to  transfers  under the  Dollar  Cost
Averaging or Asset Reallocation Options.

     The  Company  generally  effects  transfers  between  Subaccounts  at their respective  Accumulation  Unit  values as of the close of the  Valuation  Period during  which the  transfer  request is  received;  however,  transfer  requests received after the cut-off time of 2:00 p.m.  Central time on any Valuation Date will be effected at the  Accumulation  Unit value  determined  on the  following
Valuation Date. See "Cut-Off Times."

     The Company reserves the right to limit transfers to 14 in a Contract Year, although the Company  generally  does not limit the frequency of transfers  with
regard  to  the  Rydex   Subaccounts   (excluding  the  Rydex  Sector   Rotation
Subaccount),  which are designed for frequent transfers.  The other Subaccounts,
including  the  Rydex  Sector   Rotation   Subaccount,   are  not  designed  for
professional   "market  timing"   organizations,   or  other   organizations  or
individuals  engaging  in  a  market  timing  strategy,   or  making  programmed
transfers,  frequent  transfers or  transfers  that are large in relation to the total assets of the  Underlying  Fund.  These kinds of  strategies  and transfer activities  are  disruptive  to the  Underlying  Funds in which the  Subaccounts invest.  If the  Company  determines  that  your  transfer  patterns  among  the
Subaccounts are disruptive to the Underlying  Funds, the Company may among other things,  restrict the  availability of telephone  transfers or other  electronic transfers  and may  require  that you submit  transfer  requests  in writing via regular  U.S.  mail.  We may also refuse to act on transfer  instructions  of an agent  acting  under a power of attorney  who is acting on behalf of one or more owners. Also, certain of the Underlying Funds have in place limits on the number of transfers  permitted,  which limits are more restrictive than 14 per Contract
Year.  The  Company  reserves  the  right to limit  the  size and  frequency  of transfers and to discontinue telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract Value." No minimum amount of
Contract Value is guaranteed.  You bear the entire  investment  risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o     Investment  performance  of the  Subaccounts  to which you have  allocated
      Contract Value,

o     Payment of purchase payments,

o     Full and partial withdrawals, and

o     Charges  assessed in connection with the Contract,  including  charges for any optional Riders selected.

The  amounts  allocated  to a  Subaccount  will be  invested  in  shares  of the corresponding  Underlying  Fund. The investment  performance of each  Subaccount will  reflect  increases  or  decreases  in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested  in shares of the same  Underlying  Fund,  unless  the
Company, on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

     In addition to purchase  payments,  other  transactions  including  full or partial  withdrawals,  transfers,  and assessment of certain charges against the
Contract  affect the number of  Accumulation  Units credited to a Contract.  The number of units credited or debited in connection  with any such  transaction is determined by dividing the dollar amount of such transaction by the price of the
Accumulation  Unit of the affected  Subaccount next determined  after receipt of the  transaction.  The price of each  Subaccount is determined on each Valuation
Date as of the close of the New York Stock Exchange,  normally 3:00 p.m. Central time.  Transactions received after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following  Valuation Date. See "Cut-Off Times." The price of each Subaccount may be  determined  earlier  if  trading  on the  New  York  Stock  Exchange  is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount,  (4) the minimum  mortality and expense risk charge under the
Contract of 0.85%, and (5) the administration charge under the Contract.

     The  minimum   mortality   and  expense   risk  charge  of  0.85%  and  the
administration  charge,  which ranges from 0.25% to 0.60%, are factored into the
Accumulation  Unit value or "price" of each  Subaccount on each Valuation  Date.
The Company  deducts any  mortality  and expense  risk charge  above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.  Each Subaccount  declares a monthly dividend and the Company deducts the
Excess  Charge  from  this  monthly   dividend  upon  its  reinvestment  in  the
Subaccount.  The Excess Charge is a percentage of your Contract Value  allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge.  Assuming that you owe a charge above the  minimum  mortality  and expense  risk  charge and the  administration charge,  your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to  compute  and deduct the Excess  Charge  from each  Subaccount  on each
Valuation Date. See the Statement of Additional  Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF  TIMES -- Any  financial  transactions  involving  your Contract must be received by us no later than one hour prior to any announced  closing of the New
York Stock Exchange to be processed on the current  Valuation Date. The New York
Stock  Exchange   normally  closes  at  3:00  p.m.  Central  time  so  financial transactions  must be received by 2:00 p.m.  Central time (the "cut-off  time").
Financial  transactions received after the cut-off time will be processed on the following Valuation Date.  Financial  transactions  include transfers,  full and partial  withdrawals and purchase  payments.  The Company may extend the cut-off time to 25 minutes prior to any announced  closing  (generally 2:35 p.m. Central time) for transfers submitted  electronically through the Company's Internet web site. However,  the Internet  functionality is available only to Owners who have authorized  their financial  representatives  to make financial  transactions on their behalf.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and  applicable  law. A full or partial  withdrawal  request  generally  will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received  by the Company at its  Administrative  Office;  however,  if a
Withdrawal  Request form is received on a Valuation  Date after the cut-off time of 2:00 p.m.  Central time, the withdrawal will be effected at the  Accumulation
Unit value  determined on the following  Valuation Date. See "Cut-Off  Times." A proper  written  request  must  include  the  written  consent of any  effective assignee or irrevocable Beneficiary, if applicable.

     The  proceeds  received  upon  a full  withdrawal  will  be the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company  at its  Administrative  Office,  less any  applicable withdrawal  charges,  any pro rata account  charge and any  uncollected  premium taxes.  If an Extra  Credit  Rider is in  effect,  Contract  Value  will also be reduced by any Credit  Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit."

     The  Company  requires  the  signature  of all  Owners on any  request  for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national securities exchange or savings association.  The Company further  requires  that any request to  transfer or exchange  all or part of the
Contract for another  investment  be made upon a transfer  form  provided by the
Company which is available upon request.

     A partial withdrawal may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements  that  have  not yet  vested.  See  "Extra  Credit."  If a  partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal  Value in the  Contract  less than $2,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

     The  Company  will  deduct  the  amount  of a partial  withdrawal  from the
Contract Value in the Subaccounts,  according to the Owner's instructions to the
Company.  If you do not specify  the  allocation,  the  Company  will deduct the withdrawal in the same  proportion  that Contract  Value is allocated  among the
Subaccounts.

     A full or partial  withdrawal,  including a systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium  tax charge to  reimburse  the Company for any tax on premiums on a
Contract  that  may  be  imposed  by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge" and "Premium Tax Charge."

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select  systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic  withdrawals while the Owner is living and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a percentage of Contract Value allocated to the Subaccounts,  as a fixed period, as  level  payments,  as a  specified  dollar  amount,  as all  earnings  in the
Contract,  or based  upon the life  expectancy  of the  Owner or the Owner and a
Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannually  or annually.  The
Owner may stop or modify  systematic  withdrawals  upon proper  written  request received by the Company at its Administrative Office at least 30 days in advance of the requested  date of  termination  or  modification.  A proper request must
include  the  written   consent  of  any  effective   assignee  or   irrevocable
Beneficiary, if applicable.

     Each  systematic  withdrawal  must be at least  $100.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable  withdrawal  charge and premium tax.  Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra Credit." Any systematic  withdrawal that equals or exceeds the Withdrawal
Value  will be  treated  as a full  withdrawal.  In no event  will  payment of a
systematic   withdrawal   exceed  the  Withdrawal   Value.   The  Contract  will
automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

     The Company  will effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not  specify the  allocation,  the  Company  will  deduct the  systematic withdrawal in the same  proportion  that Contract  Value is allocated  among the
Subaccounts.

     The Company may, at any time, discontinue,  modify, suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining age 59 1/2. See "Federal Tax
Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event, the Company will then deem void the returned  Contract and will refund to you as of the  Valuation  Date on which we receive  your  Contract  any Contract
Value allocated to the Subaccounts, plus any charges deducted from such Contract
Value, less the Contract Value attributable to any Credit Enhancements.

     Some states' laws require us to refund your  purchase  payments  instead of your  Contract  Value.  If your Contract is delivered in one of those states and you return your Contract  during the Free-Look  Period,  the Company will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  the Company  will pay the death  benefit  proceeds to the
Designated  Beneficiary  upon  receipt  of due  proof of the  Owner's  death and instructions regarding payment to the Designated Beneficiary. If there are Joint
Owners,  the death benefit proceeds will be payable upon receipt of due proof of death of either Owner and instructions regarding payment.

     If the  surviving  spouse  of the  deceased  Owner is the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain  limitations.  See  "Distribution  Requirements."  If the Owner is not a
natural person,  the death benefit  proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options."

     The death benefit  proceeds  will be the death  benefit  reduced by any pro rata account  charge and any  uncollected  premium tax. If the age of each Owner was 80 or younger on the  Contract  Date and an Owner dies prior to the  Annuity
Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1.   The sum of all purchase payments (not including any Credit  Enhancements if an Extra  Credit  Rider  was in  effect),  less any  reductions  caused  by previous withdrawals, including withdrawal charges, or

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

     If any Owner was age 81 or older on the Contract  Date,  or if due proof of death and instructions  regarding payment are not received by the Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     If you  purchased  one or more  of the  optional  Riders  that  provide  an enhanced death benefit, your death benefit will be determined in accordance with the terms of the  Rider.  See the  discussion  of the  Annual  Stepped  Up Death
Benefit Rider, Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up
and  Guaranteed  Growth Death  Benefit  Rider,  Enhanced  Death  Benefit  Rider,
Combined  Enhanced and Annual Stepped Up Death Benefit Rider,  Combined Enhanced
and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up,
and  Guaranteed  Growth Death Benefit  Rider,  Death Benefit - Return of Premium
Beyond Issue Age 80 Rider  (Florida  only),  and Annual Stepped Up Death Benefit
Rider Beyond Age 80 (Florida only).  Your death benefit proceeds under the Rider will be the  death  benefit  reduced  by any pro  rata  account  charge  and any uncollected premium tax.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion of the tax consequences in the event of death.

DISTRIBUTION   REQUIREMENTS  --  For  Contracts  issued  in  connection  with  a
Non-Qualified  Plan, if the surviving  spouse of the deceased  Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death benefit proceeds.

     For any Designated  Beneficiary other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

     For Contracts  issued in connection with a Qualified Plan, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within 30 days of the Annuitant's  death.  If a new Annuitant is not named,  the
Company will  designate  the Owner as  Annuitant.  On the death of the Annuitant after the Annuity Start Date,  any  guaranteed  payments  remaining  unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which  may also be  referred  to as a  withdrawal  charge) on a full or partial withdrawal,  including  systematic  withdrawals,  depending  on  how  long  your purchase payments have been held under the Contract.

     The Company will waive the  withdrawal  charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year,  to 10% of purchase  payments,  excluding  any Credit
Enhancements,  made during the year and for any subsequent Contract Year, to 10%
of Contract  Value as of the first day of that Contract  Year. In addition,  the
Company will waive the withdrawal  charge on withdrawals made to pay the fees of your registered investment adviser,  provided that your adviser has entered into a variable annuity adviser agreement with the Company.  Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

     The withdrawal charge applies to the portion of any withdrawal,  consisting of purchase  payments,  that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts and free advisory fee  withdrawals do not reduce  purchase  payments for the purpose of determining future withdrawal charges.

     The amount of the charge  will  depend on how long your  purchase  payments have been held under the Contract.  Each purchase payment you make is considered to have a certain  "age,"  depending  on the length of time  since the  purchase payment was effective.  A purchase payment is "age one" in the year beginning on the date the  purchase  payment is received by the Company and  increases in age each year  thereafter.  The  withdrawal  charge is  calculated  according to the following schedule:

---------------------------------------------
 PURCHASE PAYMENT AGE (IN      WITHDRAWAL
          YEARS)                 CHARGE
---------------------------------------------
             1                     7%
             2                     7%
             3                     6%
             4                     5%
             5                     4%
             6                     3%
             7                     2%
        8 and over                 0%
---------------------------------------------

     In no event will the amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  payments  under options that provide for payments for life, or a period of at least seven years.  The Company will assess the  withdrawal  charge against the  Subaccounts in the same  proportion as the withdrawal  proceeds are allocated.

     The Company pays sales  commissions  to  broker-dealers  and other expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.  Broker-dealers may receive aggregate commissions of up to 6.5% of aggregate purchase  payments.  The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances.  Registered representatives earn commissions from the broker-dealers with which they are  affiliated  and such  arrangements  will vary. In addition, registered representatives may be eligible under programs adopted by the Company to receive  non-cash  compensation  such as expense-paid due diligence trips and educational  seminars.  No  compensation  will be  offered  to the  extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD.

MORTALITY AND EXPENSE RISK CHARGE -- The Company  deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

----------------------------------------------------------
CONTRACT VALUE                         ANNUAL MORTALITY
                                       AND EXPENSE RISK
                                            CHARGE
----------------------------------------------------------
Less than $25,000                           1.10%
At least $25,000 but less than              0.95%
   $100,000
$100,000 or more                            0.85%
----------------------------------------------------------

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality  and expense  risk charge is  intended to  compensate  the Company for certain  mortality  and  expense  risks the  Company  assumes  in  offering  and administering the Contract and in operating the Subaccounts.

     The expense risk is the risk that the Company's  actual expenses in issuing and  administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

     The Company may ultimately  realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including
distribution   expenses.   See   "Determination  of  Contract  Value"  for  more
information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's  average daily net assets. The administration charge varies by Subaccount and is 0.25% for the OppenheimerFunds
Global Subaccount; 0.45% for the Money Market, Rydex Arktos, Rydex Medius, Rydex
Mekros,  Rydex Nova, Rydex OTC, Rydex Ursa, Rydex Large Cap Europe,  Rydex Large
Cap Japan,  Rydex Banking,  Rydex Basic Materials,  Rydex  Biotechnology,  Rydex
Consumer Products, Rydex Electronics, Rydex Energy, Rydex Energy Services, Rydex
Financial  Services,  Rydex Health Care,  Rydex Internet,  Rydex Leisure,  Rydex
Precious  Metals,  Rydex Real Estate,  Rydex  Retailing,  Rydex Sector Rotation,
Rydex   Technology,   Rydex   Telecommunications,   Rydex   Titan   500,   Rydex
Transportation,  Rydex U.S.  Government Bond, Rydex Utilities and Rydex Velocity
100  Subaccounts;  0.50% for the Federated High Income Bond II - Service Shares,
Fidelity VIP II Contrafund,  Fidelity VIP II Investment-Grade  Bond and Fidelity
VIP III Growth  Opportunities  Subaccounts;  0.55% for the Fidelity VIP II Index
500 and  Strong  Opportunity  Subaccounts;  and 0.60%  for the AIM V.I.  Capital
Appreciation  Series  I,  Federated  Fund for  U.S.  Government  Securities  II,
Franklin Small Cap Class 2, Neuberger Berman AMT Guardian  Portfolio,  Neuberger
Berman  AMT  Partners  Portfolio,  Templeton  Developing  Markets  Class  2, and
Templeton Foreign Securities Class 2 Subaccounts.  The purpose of this charge is to compensate the Company for the expenses associated with administration of the
Contract and operation of the Subaccounts.

ACCOUNT  ADMINISTRATION CHARGE -- The Company deducts an account  administration charge of $30.00 from Contract Value at each Contract  Anniversary.  The Company will waive the charge if your Contract  Value is $50,000 or more on the date the charge  is  to  be  deducted.  The  Company  will  deduct  a  pro  rata  account administration  charge (1) upon a full  withdrawal;  (2) upon the Annuity  Start
Date if one of the Annuity  Options 1 through 4, 7 or 8 is chosen;  and (3) upon payment of a death  benefit.  This  charge is not  deducted  during the  Annuity
Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen.  The purpose of the charge is to  compensate  the Company for the  expenses  associated  with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company deducts this charge when due,  typically upon the Annuity
Start Date or payment of a purchase payment.  The Company may deduct premium tax upon a full or partial  withdrawal if a premium tax has been incurred and is not refundable.  The Company  reserves the right to deduct premium taxes when due or any time thereafter.  Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of the Company and the Separate  Account" and "Charge
for the Company's Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks  will not exceed an annual  rate of 1.10%  (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.60% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  The Company also  guarantees  that the charge for any Rider will not exceed the annual rate in effect when the Rider is issued.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional  Riders  under the  Contract.  The  Company  makes  each Rider available only at issue,  and you may not terminate a Rider after issue,  unless otherwise  stated.  The Company deducts a monthly charge from Contract Value for any  Riders  elected  by the  Owner.  The  amount  of the  charge  is equal to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select Riders with a total charge that exceeds 2.00% of Contract Value.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective  rate of  interest  of 3% or 5%, as elected in the  application.  (The
Company  will  credit a maximum  rate of 4% for amounts  allocated  to the Money
Market Subaccount.)

     In crediting  interest,  the Company  takes into account the timing of when each purchase  payment and  withdrawal  occurred and accrues such interest until the earlier of: (1) the Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

     You may apply the Minimum Income Benefit,  less any applicable  Premium tax and pro rata account  administration  charge, to purchase a fixed Annuity within
30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options."  The Annuity  rates for this Rider are based upon the
1983(a) mortality table with mortality  improvement under projection scale G and an  interest  rate of 2 1/2%.  The charge for this Rider  varies  based upon the interest rate selected as set forth below:

------------------- -----------------
  INTEREST RATE       RIDER CHARGE
------------------- -----------------
        3%               0.25%
        5%               0.40%
------------------- -----------------

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any pro rata account  administration  charge and any uncollected  premium tax. If an
Extra Credit Rider was in effect,  the death benefit also will be reduced by any
Credit  Enhancements  applied during the 12 months preceding the Owner's date of death;  provided  that  the  death  benefit  defined  in 1 below  will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o     The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o     Any  purchase  payments  received  by the  Company  since  the  applicable
      Contract Anniversary; less

o     An adjustment for any  withdrawals  and withdrawal  charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death
      Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal amount,  including any withdrawal  charges,  by
      Contract Value immediately prior to the withdrawal.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     The  charge  for this  Rider is  0.25%.  See the  discussion  under  "Death
Benefit."

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any pro rata account  administration  charge and any uncollected  premium tax. If an
Extra Credit Rider was in effect,  the death benefit also will be reduced by any
Credit  Enhancements  applied during the 12 months preceding the Owner's date of death;  provided  that  the  death  benefit  defined  in 1 below  will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company; or

3.   The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application. (the Company will credit a maximum rate of 4%
for amounts  allocated to the Money Market  Subaccount.) In crediting  interest, the  Company  takes into  account the timing of when each  purchase  payment and withdrawal  occurred.  The Company  accrues such interest until the earliest of:
(1) the Annuity Start Date;  (2) the Contract  Anniversary  following the oldest
Owner's  80th  birthday;  (3) the  date  due  proof  of the  Owner's  death  and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal,  the Guaranteed  Growth
Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal amount, including any withdrawal charges, by Contract
Value immediately prior to the withdrawal.

     The  amount of the  Guaranteed  Growth  Death  Benefit  shall not exceed an
amount  equal  to  200%  of  purchase   payments   (not   including  any  Credit
Enhancements),  net of premium  tax and any  withdrawals,  including  withdrawal charges.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

     The charge for this Rider varies based upon the interest  rate  selected as set forth below:

-------------------------------------
  INTEREST RATE      RIDER CHARGE
-------------------------------------
        3%              0.15%
        5%              0.25%
        6%              0.30%
        7%              0.35%
-------------------------------------

See the discussion under "Death Benefit."

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint  Owner  prior to the  Annuity  Start  Date.  If an Owner dies prior to the
Annuity Start Date, the amount of the death benefit under this Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date due  proof  of  death  and  instructions regarding  payment  for each  Designated  Beneficiary  are  received by the
     Company;

3.   The Annual Stepped Up Death Benefit (as described above); or

4.   The Guaranteed Growth Death Benefit at 5% (as described above).

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     The  charge  for this  Rider is  0.30%.  See the  discussion  under  "Death
Benefit."

ENHANCED  DEATH BENEFIT -- This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greater of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted purchase payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted purchase payments.

o    "Contract  gain"  is equal to  Contract  Value as of the date due  proof of death and  instructions  with regard to payment are received  less adjusted purchase payments.

o    "Adjusted purchase payments" are equal to all purchase payments made to the
     Contract  adjusted for withdrawals  and any applicable  premium tax. In the event of a withdrawal,  purchase payments are reduced as of the date of the withdrawal  by a  percentage  found  by  dividing  the  withdrawal  amount, including any withdrawal  charges,  by Contract Value  immediately prior to the withdrawal.

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This  Rider  is  available  only if the age of the  Owner  at the  time the
Contract is issued is age 79 or younger. The charge for this Rider is 0.25%. See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity  Start  Date.  If the Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.40%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity  Start  Date.  If the Owner dies prior to the Annuity  Start  Date,  the amount of the death benefit under this Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.40%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  If the Owner dies prior to the Annuity  Start
Date, the amount of the death benefit under this Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus the
     Enhanced Death Benefit (as described above); or

3.   The Annual Stepped Up Death Benefit (as described above), plus the Enhanced
     Death Benefit (as described above); or

4.   The Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
     Enhanced Death Benefit (as described above).

     If the Owner dies prior to the Annuity  Start Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

     This Rider is available  only if the age of the Owner at the time the Rider is issued is age 79 or  younger.  The charge  for this  Rider is 0.45%.  See the discussion under "Death Benefit."

DEATH  BENEFIT - RETURN OF PREMIUM  BEYOND  ISSUE AGE 80 (FLORIDA  ONLY) -- This
Rider is available only to Florida residents from ages 81 to 90. The Rider makes available an enhanced  death  benefit for older issue ages upon the death of the
Owner or any Joint  Owner prior to the Annuity  Start  Date.  The death  benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death benefit  defined in 1 below will not be so reduced.  The death benefit under  this Rider  will be the  greater  of:  (1)  purchase  payments,  less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company.  If the Rider were not  purchased,  the death benefit would be Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by the Company.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     The  charge  for this  Rider is  0.30%.  See the  discussion  under  "Death
Benefit."

ANNUAL STEPPED UP DEATH BENEFIT BEYOND AGE 80 (FLORIDA ONLY) -- This Rider makes available to Florida  residents only an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.   The sum of all purchase  payments (not including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.   The  Contract  Value  on the  date  due  proof  of the  Owner's  death  and instructions regarding payment are received by the Company; or

3.   The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o     The largest  Contract Value on any Contract  Anniversary that occurs prior to the date of the Owner's death; plus

o     Any  purchase  payments  received  by the  Company  since  the  applicable
      Contract Anniversary; less

o     An adjustment for any  withdrawals  and withdrawal  charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death
      Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal amount,  including any withdrawal  charges,  by
      Contract Value immediately prior to withdrawal.

     If an Owner dies prior to the Annuity  Start  Date,  but due proof of death and  instructions  regarding  payment  are not  received  by the  Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

     This Rider differs from the Annual Stepped Up Death Benefit Rider discussed above in that the death benefit may step up on Contract Anniversaries  occurring after the Owner has  attained  age 80.  The  charge  for this Rider is 0.45% for issue  ages 80 and  younger  and  1.25%  for issue  ages 81 and  older.  See the discussion under "Death Benefit."

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue.  A Credit  Enhancement of 3%, 4% or 5% of purchase  payments,  as elected in the  application,  will be added to Contract  Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

     In the event of a full or partial  withdrawal,  the Company will  recapture all or part of any Credit  Enhancement that has not yet vested.  An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the Rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, by

2. Contract Value immediately prior to the withdrawal.

     The Company will recapture  Credit  Enhancements on withdrawals only to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year. In addition, the Company does not recapture  Credit  Enhancements on withdrawals  made to pay the fees of your registered  investment adviser,  provided that your adviser has entered into a variable annuity adviser agreement with the Company.

     The charge for this Rider will be deducted for a period of seven years from the Contract  Date.  The charge  varies based upon the Credit  Enhancement  rate selected as set forth below:

------------------------------------- ----------------
      CREDIT ENHANCEMENT RATE          RIDER CHARGE
------------------------------------- ----------------
                 3%                        0.40%
                 4%                        0.55%
                 5%                        0.70%
------------------------------------- ----------------

     You may not have  more  than one  Extra  Credit  Rider  in  effect  on your
Contract.  You may not select an Annuity Start Date that is prior to seven years from the effective date of the Rider.

     The Company may  recapture  Credit  Enhancements  in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit  all or part of any  Credit  Enhancements  applied  during the 12 months preceding  such a withdrawal.  See "Waiver of Withdrawal  Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit"
and the discussions of the death benefit riders.

     The  Company  expects  to make a profit  from the charge for this Rider and funds  payment  of the  Credit  Enhancements  through  the Rider  charge and the vesting  schedule.  The Extra  Credit Rider would make sense for you only if you expect your  average  annual  return (net of  expenses of the  Contract  and the
Underlying  Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make purchase  payments to the Contract after the first
Contract Year.  The returns below  represent the amount that must be earned EACH year during the seven-year  period  beginning on the Contract Date to break even on the Rider.  The rate of return  assumes that all  purchase  payments are made during  the first  Contract  Year when the  Credit  Enhancement  is  applied  to purchase payments.  If purchase payments are made in subsequent  Contract Years, the applicable Rider charge will be higher and no offsetting Credit  Enhancement will be available.  As a result, the rate of return required to break even would be higher.

     If your actual returns are greater than the amounts set forth below and you make no purchase  payments  after the first  Contract Year, you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down market,  or if you make additional  purchase payments that are not eligible for the Credit Enhancement,  you will be worse off than if you had not purchased the Rider. Please note that the returns below are net of Contract and Underlying
Fund  expenses  so that you would  need to earn the amount in the table plus the amount of applicable expenses to break even on the Rider.

------------------ ----------------------
  INTEREST RATE       RATE OF RETURN
                     (NET OF EXPENSES)
------------------ ----------------------
       3%                 -5.00%
       4%                 -1.50%
       5%                  0.80%
------------------ ----------------------

     The  Company may pay an  additional  Credit  Enhancement  to  customers  of broker-dealers  that are concerned  about the  suitability  of their  customers'
current contracts due to restrictions  under those contracts on actively managed
allocations.   The  Company  will  pay  the  additional  Credit  Enhancement  in connection  with a Contract  purchased by customers of such  broker-dealers  who exchange their current contract for this Contract and pay a withdrawal charge on the exchange.  When such a customer  purchases a Credit  Enhancement  of 5%, the
Company may add an  additional  Credit  Enhancement  to the  customer's  initial purchase  payment.  The Company  determines the amount of any additional  Credit
Enhancement by subtracting the 5% Credit  Enhancement from the withdrawal charge amount assessed on the customer's  exchanged annuity contract.  The Company must be notified when a purchase is made that qualifies under this  provision.  There is no charge for this  additional  Credit  Enhancement  above the charge for the
Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture  in the event that you  exercise  your  right to return  the  Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

     The Rider  defines  confinement  to a  hospital  or  nursing  facility,  as follows:  (1) you have been  confined  to a  "hospital"  or  "qualified  skilled nursing  facility"  for at least 90  consecutive  days  prior to the date of the withdrawal;  and (2) you are so confined  when the Company  receives  the waiver request and became so confined after the Contract Date.

     The Company  defines  terminal  illness as follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

     The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,  training or  experience;  (2) the impairment has been in existence for more than 180 days and began before the Owner  attained age 65 and after the Contract Date; and (3)
the  impairment  is  expected  to  result  in  death  or  be  long-standing  and indefinite.

     Prior to making a withdrawal pursuant to this Rider, you must submit to the
Company a  properly  completed  claim form and a written  physician's  statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

     The Company  reserves the right to have a physician  of its choice  examine the Owner to  determine  if the Owner is eligible  for a waiver.  The charge for this Rider is 0.05%.

     If you have also  purchased an Extra Credit Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total  purchase  payments made in the 12 months  preceding the withdrawal if the Extra Credit Rider was purchased at issue.  The  percentage is determined by dividing  the  amount of the  withdrawal.  The  maximum  percentage  that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months preceding the withdrawal.

ALTERNATIVE  WITHDRAWAL  CHARGE -- This Rider  makes  available  an  alternative withdrawal charge schedule as set forth below.

---------------------------------------------
   PURCHASE PAYMENT AGE        WITHDRAWAL
        (IN YEARS)               CHARGE
---------------------------------------------
        0 and over                 0%
---------------------------------------------

The charge for this Rider is 0.35%.  If you purchase this Rider,  the withdrawal charge  above  will  apply  in lieu of the  7-year  withdrawal  charge  schedule described under  "Contingent  Deferred Sales Charge." If you have also purchased an Extra Credit Rider, you may forfeit all or part of any Credit  Enhancement in the event of a full or partial withdrawal. See "Extra Credit."

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the  Annuity  Start  Date.  See  "Selection  of an  Option."  If there are Joint
Annuitants,  the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

     On the Annuity Start Date,  the proceeds under the Contract will be applied to provide an Annuity under one of the options  described below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity.  A combination  variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not.
The proceeds  under the Contract will be equal to your Contract  Value as of the
Annuity Start Date,  reduced by any applicable  premium taxes and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

     The Contract provides for eight Annuity Options. The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are  available  where  required by law.  The  annuity  rates  reflect  your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

     Annuity  Options 1 through 4 and 8 provide  for  payments to be made during the lifetime of the Annuitant.  Annuity payments under such options cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

     You may  designate  or change an Annuity  Start Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

     Once annuity  payments have commenced under Annuity Options 1 through 4 and
8, an Annuitant or Owner cannot change the Annuity  Option and cannot  surrender his or her annuity  and receive a lump-sum  settlement  in lieu  thereof.  Under
Annuity  Options 5 through 7, full or partial  withdrawals may be made after the
Annuity Start Date,  subject to any applicable  withdrawal  charge. The Contract specifies  annuity  tables for Annuity  Options 1 through 4, 7 and 8,  described below.  The tables  contain the  guaranteed  minimum  dollar  amount (per $1,000 applied) of the FIRST  annuity  payment for a variable  Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.  Upon the Annuitant's death after the period certain, no further annuity payments will be made.

     OPTION 3 -- LIFE WITH  INSTALLMENT OR UNIT REFUND OPTION.  Periodic annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR.  Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of annuity  payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- PAYMENTS FOR SPECIFIED  PERIOD.  Periodic annuity payments will be made for a fixed period,  which may be from 5 to 20 years,  as elected by the
Owner.  The amount of each Annuity  Payment is determined  by dividing  Contract
Value by the number of Annuity  Payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

     OPTION 6 -- PAYMENTS OF A SPECIFIED  AMOUNT.  Periodic  annuity payments of the amount  elected by the Owner will be made until Contract Value is exhausted, with the guarantee  that,  if, at the death of all  Annuitants,  all  guaranteed payments have not yet been made, the remaining  unpaid  payments will be paid to the Designated Beneficiary.

     OPTION 7 -- PERIOD CERTAIN.  Periodic  annuity  payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that Annuity  Payments  are  calculated  on the basis of Annuity  Units.  If the Annuitant  dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

     OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

     VALUE OF VARIABLE  ANNUITY  PAYMENTS:  ASSUMED  INTEREST  RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

     The Company calculates variable annuity payments under Options 1 through 4,
7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially  $1.00.  The Annuity Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

     The Company  determines  the number of Annuity Units used to calculate each variable  annuity payment as of the Annuity Start Date. As discussed  above, the
Contract  specifies  annuity  rates for  Options  1 through  4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

     On the Annuity Start Date, the Company divides the initial variable annuity payment  by the value as of that  date of the  Annuity  Unit for the  applicable
Subaccount to determine  the number of Annuity  Units to be used in  calculating subsequent annuity payments.  If variable annuity payments are allocated to more than one Subaccount,  the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date.  The
initial  variable  annuity  payment is allocated to the  Subaccounts in the same proportion as the Contract  Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain  constant for subsequent  annuity  payments, unless the Owner exchanges Annuity Units among Subaccounts or makes a withdrawal under Option 7.

     Subsequent  variable  annuity  payments are calculated by  multiplying  the number of Annuity  Units  allocated to a Subaccount  by the value of the Annuity
Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment  is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

     For a Non-Qualified Plan, the Company does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in the Company's  records.  While living, the Owner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the  Company  allows.  The Owner may be an entity that is not a living person  such as a trust  or  corporation  referred  to  herein  as  "Non-natural
Persons." See "Federal Tax Matters."

     JOINT  OWNERS.  The  Joint  Owners  will be joint  tenants  with  rights of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or Joint  Owner  prior to the  Annuity  Start  Date.  The  Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Owner or the Joint  Owner:  the  Owner;  the  Joint  Owner;  the
Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual named as such in the  application  or any later  change  shown in the  Company's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the  Owner and any Joint
Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first  person on the above list who is alive on the date of death of any  Owner,  careful  consideration  should be given to the  manner in which the
Contract is registered,  as well as the designation of the Primary  Beneficiary.
The Owner may change the Primary  Beneficiary  at any time while the Contract is in force by written request on forms provided by the Company and received by the
Company at its  Administrative  Office.  The  change  will not be binding on the
Company  until it is received and  recorded at its  Administrative  Office.  The change  will be  effective  as of the date this form is  signed  subject  to any payments  made or other  actions  taken by the  Company  before  the  change  is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

     Reference  should be made to the terms of a particular  Qualified  Plan and any applicable law for any  restrictions  or limitations on the designation of a
Beneficiary.  Many qualified  plans do not allow the  designation of any primary beneficiary  except a spouse  unless  the  spouse  consents  and the  consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the Subaccounts, and will effect a transfer between Subaccounts on the Valuation
Date a proper  request  is  received  at the  Company's  Administrative  Office.
However,  the Company can postpone the  calculation or payment of such a payment or  transfer  of amounts  from the  Subaccounts  to the extent  permitted  under applicable law, which is currently permissible only for any period:

o     During which the New York Stock  Exchange is closed  other than  customary weekend and holiday closings,

o     During  which  trading on the New York Stock  Exchange  is  restricted  as determined by the SEC,

o     During which an emergency, as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account is not reasonably  practicable,  or  (ii)  it is not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o     For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

     Section  403(b)  imposes   restrictions  on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) separates from service,  (iii) dies, (iv) becomes disabled,  or (v)
incurs a hardship.  Furthermore,  distributions  of gains  attributable  to such contributions  accrued  after  December  31,  1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

     If you own a Contract  purchased as a tax-sheltered  Section 403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

     The  distribution  or withdrawal  of amounts under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals  in retirement  plans which may or may not be Qualified  Plans under the  provisions of the Internal  Revenue Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a Contract,  on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan, if any, for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF THE COMPANY
AND THE SEPARATE ACCOUNT --

     GENERAL.  The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

     CHARGE FOR THE COMPANY'S  TAXES. A charge may be made for any federal taxes incurred by the Company  that are  attributable  to the  Separate  Account,  the
Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments,  premiums,  or acquisition  costs under the Contracts.
The Company will review the question of a charge to the  Separate  Account,  the
Subaccounts  or the  Contracts for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses  under the Contracts is ultimately  determined to be other  than what the  Company  currently  believes  it to be, if there are changes made in the federal  income tax  treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under  current  laws,  the  Company  may incur  state  and local  taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

     DIVERSIFICATION  STANDARDS. Each Underlying Fund will be required to adhere to regulations  adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Underlying  Funds,  intends to comply with the  diversification  requirements of
Section 817(h).

     In certain  circumstances,  owners of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the investor  (i.e.,  the contract  owner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

     The  ownership  rights under the Contract are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the Owner has additional  flexibility in allocating  purchase payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata  portion  of the  assets  of the  Separate  Account.  In addition, the Company does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems  appropriate,  to attempt to  prevent an Owner from being  considered  the owner of a pro rata share of the assets of the Separate  Account.  Moreover,  in the event that  regulations  or rulings are  adopted,  there can be no assurance that the Underlying Funds will be able to operate as currently  described in the
Prospectus,  or  that  the  Underlying  Funds  will  not  have to  change  their investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general, a contract owner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons" and  "Diversification  Standards."  Withholding of federal income  taxes on all  distributions  may be required  unless a recipient  who is eligible  elects not to have any amounts  withheld  and  properly  notifies  the
Company of that election.

     SURRENDERS OR WITHDRAWALS  PRIOR TO THE ANNUITY START DATE. Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

     SURRENDERS  OR  WITHDRAWALS  ON OR AFTER THE  ANNUITY  START  DATE.  Upon a
complete surrender,  the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

     For fixed annuity  payments,  the taxable portion of each payment generally is  determined  by  using  a  formula  known  as the  "exclusion  ratio,"  which establishes  the ratio that the  investment  in the Contract  bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then  applied  to each  payment  to  determine  the  non-taxable  portion of the payment.  The  remaining  portion of each  payment is taxed at  ordinary  income rates.  For variable  annuity  payments,  the taxable portion of each payment is
determined  by  using  a  formula  known  as  the  "excludable   amount,"  which
establishes the non-taxable portion of each payment.  The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the  Contract  by the  number of  payments  to be made.  The  remainder  of each variable  annuity  payment is taxable.  Once the  excludable  portion of annuity payments  to date  equals the  investment  in the  Contract,  the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or  withdrawal as a result of the  application  of  item  (iii)  above,  and the  series  of  payments  are subsequently modified (other than by reason of death or disability), the tax for the first year in which the  modification  occurs will be increased by an amount
(determined  by the  regulations)  equal to the tax that would have been imposed but for  item  (iii)  above,  plus  interest  for the  deferral  period,  if the modification  takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two  distribution  rules: (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

     Generally,  for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS.  Generally, gifts of non-tax qualified Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

     CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is held by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

     MULTIPLE  CONTRACT  RULE.  For  purposes of  determining  the amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer to the same  contract  owner  during any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

     In addition,  the Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

     POSSIBLE TAX CHANGES.  In recent years,  legislation has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS,  ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other Beneficiary who is not also the Owner,  the  selection  of certain  Annuity  Start  Dates or the exchange of a Contract may result in certain tax  consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer,  assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

     The tax rules  applicable  to  participants  in such  Qualified  Plans vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

     The  amounts  that may be  contributed  to  Qualified  Plans are subject to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions  from most Qualified Plans may be subject to penalty taxes, or for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contracts comply with applicable law.

     The  following  are brief  descriptions  of the various  types of Qualified
Plans and the use of the Contract therewith:

     SECTION  403(B).  Code Section 403(b)  permits public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

     Section  403(b)  annuities  must  generally be provided  under a plan which
meets   certain   minimum   participation,   coverage,   and   nondiscrimination
requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must  generally be  distributed  or begin to be  distributed  not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date").
Periodic  distributions  must not extend  beyond the life of the employee or the lives of the employee and a designated  beneficiary (or over a period  extending beyond the life  expectancy of the employee or the joint life  expectancy of the employee and a designated beneficiary).

     If an employee dies before reaching his or her required beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

     If an employee dies after reaching his or her required  beginning date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

     A  Section  403(b)   annuity   contract  may  be  purchased  with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b)  contract must be  nonforfeitable.  Prior to 2002, numerous  limitations  applied to the amount of contributions that could be made to a Section 403(b) annuity contract.  These limitations were referred to as the
"maximum exclusion  allowance." The "maximum exclusion allowance"  limitation on
Section  403(b) annuity  contributions  was repealed in 2002. The new applicable limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

     Amounts used to purchase Section 403(b) annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

     A Section  403(b)  annuity  contract  must  prohibit  the  distribution  of employee  contributions  (including  earnings  thereon) until the employee:  (i)
attains  age 59 1/2,  (ii)  terminates  employment;  (iii)  dies;  (iv)  becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

     Distributions  from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

     SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called "traditional IRAs" to distinguish them from the new "Roth IRAs" which became available in 1998. (Roth IRAs are described below.)

     IRAs are subject to limitations on the amount that may be contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        TAX YEAR                AMOUNT
-------------------------- -----------------
        2003-2004               $3,000
        2005-2007               $4,000
   2008 and thereafter          $5,000
-------------------------- -----------------

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any tax year  thereafter.  However,  if the  individual  is covered  by an  employer retirement  plan, the amount of the  contribution to a traditional IRA which may be deducted will be reduced or eliminated if the individual's  modified adjusted gross income  exceeds  certain  amounts  ($60,000 for a married  couple filing a joint  return and $40,000 for a single  taxpayer in 2003).  If the  individual's spouse is covered by an employer  retirement plan but the individual is not, the individual  may be able to deduct  those  contributions  to a  traditional  IRA;
however,  the  deduction  will be reduced or  eliminated  if the adjusted  gross income on a joint return exceeds $150,000.

     Sale  of the  Contract  for  use  with  IRAs  may  be  subject  to  special requirements imposed by the Internal Revenue Service. Purchasers of the Contract
for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  circumstances.  See the IRA
Disclosure Statement that accompanies this Prospectus.

     In  general,   traditional   IRAs  are  subject  to  minimum   distribution
requirements  similar to those  applicable to retirement  plans  qualified under
Section 403(b) of the Code; however, the required beginning date for traditional
IRAs is  generally  the date that the  contract  owner  reaches  age 70 1/2--the contract  owner's  retirement  date, if any, will not affect his or her required beginning  date.  See "Section  403(b)."  Distributions  from IRAs are generally taxed under Code Section 72. Under these rules,  a portion of each  distribution may be  excludable  from income.  The amount  excludable  from the  individual's income  is the  amount of the  distribution  that  bears  the same  ratio as the individual's nondeductible  contributions bears to the expected return under the
IRA.

     Distributions  of  deductible,  pre-tax  contributions  and earnings from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

     ROTH  IRAS.  Section  408A of the  Code  permits  eligible  individuals  to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals that meet certain requirements are not subject to federal  income tax on either the original  contributions  or any  earnings.  Sale of the  Contract  for use with Roth IRAs may be  subject to special  requirements  imposed by the IRS.  Purchasers  of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other  appropriate  agency,  and will have the right to revoke the
Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum  required  distribution  rules  during the  contract  owner's lifetime.  Generally,  however,  the  amount  remaining  in a Roth IRA after the contract  owner's  death  must begin to be  distributed  by the end of the first calendar year after death,  and made over a beneficiary's  life  expectancy.  If there is no beneficiary,  or if  distributions  are delayed,  the amount must be distributed  by the end of the  fifth  full  calendar  year  after  death of the contract owner.

     The IRS has not reviewed the Contract for  qualification  as a Roth IRA and has not addressed in a ruling of general  applicability  whether a death benefit provision  such  as the  provision  in  the  Contract  comports  with  Roth  IRA qualification requirements.

     ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

     If any  portion of the  balance to the credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the  amount  received  to an  eligible retirement  plan,  then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum  distribution and certain  corrective  distributions will not qualify as an eligible rollover  distribution.  A rollover must be made directly between plans within 60 days after receipt of the distribution.

     An  "eligible  retirement  plan" will be another  Section  403(b)  plan,  a traditional  individual  retirement account or annuity described in Code Section
408.

     A Section  403(b) plan must  generally  provide a participant  receiving an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

     TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX. Distributions from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and which, for Qualified Plans other than IRAs, begin after the employee  terminates employment;  (iv) made to an employee  after  termination  of  employment  after reaching  age 55; (v) made to pay for certain  medical  expenses;  (vi) that are exempt  withdrawals  of an excess  contribution;  (vii)  that is rolled  over or transferred in accordance with Code requirements;  or (viii) that is transferred pursuant to a decree of divorce or separate  maintenance  or written  instrument incident to such a decree.

     The  exception  to the 10% penalty tax  described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

     MINIMUM  DISTRIBUTION TAX. If the amount  distributed from a Qualified Plan is less than the minimum required  distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

     WITHHOLDING.   Periodic  distributions  (e.g.,  annuities  and  installment payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

     Nonperiodic  distributions  (e.g.,  lump sums and annuities or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible  Qualified Plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

     The  above  description  of the  federal  income  tax  consequences  of the different types of Qualified  Plans which may be funded by the Contract  offered by this  Prospectus  is only a brief  summary and is not intended as tax advice.
The rules governing the provisions of Qualified Plans are extremely  complex and often  difficult to  comprehend.  Anything  less than full  compliance  with the applicable  rules,  all of which are  subject to change,  may have  adverse  tax consequences.  A prospective Owner considering  adoption of a Qualified Plan and purchase of a Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of Underlying  Fund held by the  Subaccounts.  The Company will exercise  voting rights  attributable  to  the  shares  of  each  Underlying  Fund  held  in  the
Subaccounts  at any  regular and special  meetings  of the  shareholders  of the
Underlying Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

     The person having the voting interest under a Contract is the Owner. Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be purchased in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

     In connection with a substitution of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional  Subaccounts of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance  with applicable law, the Company may transfer assets to the General  Account.  The Company also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  de-registered  under  that  Act in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered  and to make any change to the  provisions  of the  Contracts  to comply with,  or give Owners the benefit of, any  federal or state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the  allocation of Contract Value among the  Subaccounts and  any  other  information  required  by  law.  The  Company  will  also  send
confirmations   upon  purchase  payments,   transfers,   and  full  and  partial
withdrawals.  The Company may confirm certain transactions on a quarterly basis.
These  transactions  include  purchases under an Automatic  Investment  Program, transfers  under the  Dollar  Cost  Averaging  and Asset  Reallocation  Options,
systematic withdrawals and annuity payments.

     You will also receive annual and semiannual  reports  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the application  or the proper  form has been  completed,  signed,  and filed at the
Company's  Administrative  Office.  The Company has  established  procedures  to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  The Company's  procedures require that any person requesting  a transfer by telephone  provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company, any of its affiliates,  nor any Underlying Fund, will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests;  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq.,  Associate General Counsel,  the Company, has
passed upon legal matters in connection with the issue and sale of the Contracts described in this  Prospectus,  the  Company's  authority to issue the Contracts under Kansas law, and the  validity of the forms of the  Contracts  under Kansas law.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  the  yield  and effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

     Current  yield  for the  Money  Market  Subaccount  will be based on income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

     For the  remaining  Subaccounts,  quotations  of yield will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

     Quotations  of yield and  effective  yield do not reflect  deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

     Although  the  Contract was not  available  for purchase  until April 2001, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality  of the  Underlying  Fund in which the
Subaccount invests,  and the market conditions during the given time period, and should not be  considered  as a  representation  of what may be  achieved in the future.  For a  description  of the methods  used to  determine  yield and total return for the Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2002 and 2001,
and or each of the three  years in the period  ended  December  31, 2002 and the financial  statements of SBL Variable  Annuity Account XIV  (AdvisorDesigns)  at
December 31, 2002 and for the period April 2, 2001 (inception  date) to December
31, 2002, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the  Statement of Additional  Information  is set
forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT
   PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
  There is no guarantee  that the investment  objective of any  Underlying  Fund will be met.
--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS -- AIM Variable Insurance Funds, an open-end series management investment company, is a Delaware business trust.  Currently,  shares of the Trust are sold only to insurance  company  separate  accounts to fund the benefits of variable annuity contracts and variable life insurance policies.

     AIM V.I. CAPITAL  APPRECIATION FUND SERIES I. AIM V.I. Capital Appreciation
Fund Series I (the "Fund") is a series  portfolio of the AIM Variable  Insurance
Funds. A I M Advisors, Inc. serves as the Fund's investment adviser.

     INVESTMENT  OBJECTIVE:  To seek growth of  capital.  The Fund seeks to meet this  objective  by investing  principally  in common  stocks of  companies  the portfolio  managers  believe  are  likely  to  benefit  from  new or  innovative products,  services  or  processes  as  well  as  those  that  have  experienced above-average,  long-term  growth in earnings and have  excellent  prospects for future  growth.  The portfolio  managers  consider  whether to sell a particular security when any of those factors  materially  change. The Fund may also invest up to 25% of its total assets in foreign securities.  Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

FEDERATED INSURANCE SERIES -- Federated Insurance Series, an open-end management investment  company,  was established as a Massachusetts  business trust under a
Declaration of Trust dated  September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies.  Federated  Investment  Management Company serves as the investment adviser of Federated Insurance Series and its portfolios.

     FEDERATED HIGH INCOME BOND FUND II - SERVICE SHARES.  Federated High Income
Bond Fund II - Service Shares (the "Fund") is a portfolio of Federated Insurance
Series.

     INVESTMENT OBJECTIVE: To seek high current income by investing primarily in a  professionally  managed,  diversified  portfolio of fixed income  securities.
While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following its investment  strategies.  The Fund pursues its investment objective by investing in a diversified  portfolio of high-yield, lower-rated  corporate  bonds (also known as "junk bonds").  The Fund limits its investments to those that would enable it to qualify as a permissible investment for variable  annuity  contracts and variable life insurance  policies issued by insurance companies.

     FEDERATED FUND FOR U.S.  GOVERNMENT  SECURITIES II. Federated Fund For U.S.
Government  Securities  II (the "Fund") is a portfolio  of  Federated  Insurance
Series.

     INVESTMENT OBJECTIVE: The Fund seeks to provide current income. While there is no  assurance  that  the Fund  will  achieve  its  investment  objective,  it endeavors to do so by following its investment strategies.  The Fund pursues its investment  objective by  investing  primarily  in U.S.  government  securities, including  mortgage backed securities  issued by U.S.  government  agencies.  In addition,  the Fund may  invest a  portion  of its  assets in  investment  grade non-governmental mortgage backed securities.  The Fund limits its investments to those that would enable it to qualify as a permissible  investment  for variable annuity  contracts  and variable  life  insurance  policies  issued by insurance companies.

FIDELITY VARIABLE  INSURANCE PRODUCTS FUND II -- The Fidelity Variable Insurance
Products  Fund  II  ("VIP  II") is an  open-end  management  investment  company organized as a  Massachusetts  business  trust on March 21,  1988.  The Fidelity
Variable  Insurance  Products  Fund  II's  shares  are  purchased  by  insurance companies to fund benefits under  variable life  insurance and variable  annuity contracts.  Fidelity  Management & Research  Company  ("FMR") is the  investment adviser of VIP II and its portfolios.

     FIDELITY  VIP  II   CONTRAFUND(R)  -  SERVICE  CLASS  2.  Fidelity  VIP  II
Contrafund(R)  (the "Fund") is a portfolio of VIP II. Effective January 1, 2001,
FMR Co., Inc. ("FMRC") began serving as subadviser to the fund. On behalf of VIP
II  Contrafund,  FMR has  entered  into  subadvisory  agreements  with  Fidelity
Management  & Research  (U.K.)  Inc.  ("FMR  U.K.") and  Fidelity  Management  &
Research (Far East) Inc. ("FMR Far East").  On behalf of VIP II Contrafund,  FMR
Far East has entered into a  subadvisory  agreement  with  Fidelity  Investments
Japan Limited ("FIJ").

     INVESTMENT  OBJECTIVE:  To seek long-term  appreciation.  The Fund seeks to meet this objective by:

o    Normally investing primarily in common stocks.

o    Investing in securities  of companies  whose value it believes is not fully recognized by the public.

o    Investing in domestic and foreign issuers.

o    Investing in either "growth" stocks or "value" stocks or both.

o    Using  fundamental  analysis  of  each  issuer's  financial  condition  and industry position and market and economic conditions to select investments.

     FIDELITY VIP II INDEX 500 - SERVICE CLASS 2. Fidelity VIP II Index 500 (the
"Fund") is a portfolio of VIP II. FMRC serves as subadviser to the Fund.

     INVESTMENT  OBJECTIVE:  To seek  investment  results that correspond to the total  return  of  common  stocks  publicly  traded  in the  United  States,  as represented by the Standard & Poor's 500SM Index (S&P 500(R)). The Fund seeks to meet this objective by:

o    Normally  investing at least 80% of assets in common stocks included in the
     S&P 500.

o    Using   statistical   sampling   techniques   based  on  such   factors  as
     capitalization,  industry exposures,  dividend yield, price/earnings ratio, price/book ratio, and earnings growth.

o    Lending securities to earn income for the Fund.

     FIDELITY VIP II  INVESTMENT  GRADE BOND - SERVICE  CLASS 2. Fidelity VIP II
Investment  Grade Bond (the  "Fund") is a portfolio  of VIP II. On behalf of VIP
II, FMR has entered into a  sub-advisory  agreement  with  Fidelity  Investments
Money Management, Inc. ("FIMM").

     INVESTMENT OBJECTIVE:  To seek a high level of current income as consistent with the preservation of capital. The Fund seeks to meet this objective by:

o    Normally investing in U.S. dollar-denominated investment-grade bonds (those of medium and high quality).

o    Managing the Fund to have similar overall  interest rate risk to the Lehman
     Brothers Aggregate Bond Index.

o    Allocating assets across different market sectors and maturities.

o    Analyzing a security's  structural  features and current  pricing,  trading opportunities, and the credit quality of its issuer to select investments.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III -- The Fidelity Variable Insurance
Products  Fund III ("VIP  III") is an  open-end  management  investment  company organized as a Massachusetts  business trust on March 14, 1994. VIP III's shares are  purchased  by insurance  companies to fund  benefits  under  variable  life insurance and variable annuity  contracts.  FMR is the investment adviser of VIP
III and its portfolios.

     FIDELITY VIP III GROWTH  OPPORTUNITIES  - SERVICE CLASS 2. Fidelity VIP III
Growth  Opportunities  (the "Fund") is a portfolio of VIP III. Effective January
1, 2001,  FMRC began serving as subadviser  to the  portfolio.  On behalf of the
Fund,  FMR has entered  into  subadvisory  agreements  with FMR U.K. and FMR Far
East.  On  behalf  of the  Fund,  FMR Far East has  entered  into a  subadvisory agreement with FIJ.

     INVESTMENT OBJECTIVE:  To seek to provide capital growth. The Fund seeks to meet this objective by:

o    Normally investing primarily in common stocks.

o    Potentially  investing in other types of securities,  including bonds which may be lower-quality debt securities

o    Investing in domestic and foreign issuers

o    Investing in either "growth" stocks or "value" stocks or both.

o    Using  fundamental  analysis  of  each  issuer's  financial  condition  and industry position and market and economic conditions to select investments.

FRANKLIN  TEMPLETON  VARIABLE  INSURANCE  PRODUCTS  TRUST -- Franklin  Templeton
Variable Insurance Products Trust is an open-end  management  investment company organized  as a  Massachusetts  business  trust  on  April  26,  1988.  Franklin
Templeton  Variable  Insurance  Products Trust shares are purchased by insurance companies to fund benefits under  variable life  insurance and variable  annuity contracts.

     FRANKLIN  SMALL CAP FUND - CLASS 2. Franklin  Small Cap Fund - Class 2 (the
"Fund") is a portfolio of the Franklin  Templeton  Variable  Insurance  Products
Trust. Franklin Advisers, Inc. is the investment manager for the Fund.

     INVESTMENT OBJECTIVE: To seek long-term capital growth. Under normal market conditions,  the Fund will  invest at least 80% of its net  assets in the equity securities of U.S. small  capitalization  (small cap) companies.  For this Fund, small cap companies are those companies with market cap values not exceeding (i)
$1.5  billion;  or (ii) the highest  market cap value in the Russell 2000 Index;
whichever is greater, at the time of purchase.  The Fund may continue to hold an investment for further  capital growth  opportunities  even if the company is no longer considered a small cap company. In addition, to its main investments, the
Fund may invest in equity securities of larger companies.

THE NEUBERGER BERMAN ADVISERS  MANAGEMENT TRUST -- The Neuberger Berman Advisers
Management Trust is a diversified,  open-end  management  company organized as a
Delaware business trust on May 23, 1994.  Portfolios of the Trust are offered to insurance  companies  to serve as an  investment  vehicle  under their  variable annuity  and  variable  life  insurance  contracts.  The  investment  manager is
Neuberger Berman Management,  Inc. in connection with Neuberger Berman,  LLC, as sub-adviser.

     NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO.  The Neuberger Berman AMT Guardian
Portfolio (the "Fund") is a series of the Neuberger  Berman Advisers  Management
Trust.

     INVESTMENT OBJECTIVE:  To seek long-term growth of capital;  current income is a secondary  goal.  To pursue these  objectives,  the Fund invests  mainly in common stocks of large  capitalization  companies.  Because the managers tend to find that  undervalued  stocks  may be more  common in  certain  sectors  of the economy at a given time, the Fund may emphasize those sectors.

     The Fund  seeks to  reduce  risk by  diversifying  among a large  number of companies across many different industries and economic sectors, and by managing its overall exposure to a wide variety of risk factors.

     NEUBERGER  BERMAN AMT  PARTNERS  PORTFOLIO.  Neuberger  Berman AMT Partners
Portfolio (the "Fund") is a series of the Neuberger  Berman Advisers  Management
Trust.

     INVESTMENT OBJECTIVE:  To seek growth of capital. To pursue this objective, the  Fund  invests  mainly  in  common  stocks  of  mid-to-large  capitalization companies.  The Fund seeks to reduce risk by  diversifying  among many companies and industries.  The managers look for well-managed companies whose stock prices are believed to be undervalued.

THE  RYDEX  VARIABLE  TRUST -- The  Rydex  Variable  Trust,  a  non-diversified, open-end investment company,  was organized as a Delaware business trust on June
11, 1998. Shares of the Trust's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life  insurance products,  as well as for certain  pension,  profit sharing and other retirement plans.  Rydex Global  Advisors  serves as investment  adviser and manager of the portfolios of the Trust.

     RYDEX U.S. GOVERNMENT MONEY MARKET FUND. Rydex U.S. Government Money Market
Fund (the "Fund") is a series of the Rydex Variable Trust.

     INVESTMENT OBJECTIVE:  To seek security of principal,  high current income, and liquidity.  The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government,  its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by
U.S. Government securities.

     RYDEX ARKTOS FUND.  Rydex Arktos Fund (the "Fund") is a series of the Rydex
Variable Trust.

     INVESTMENT  OBJECTIVE:  To seek  investment  results  that  will  match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index(TM). Unlike a traditional index fund, the Fund's  benchmark is to perform  exactly  opposite the NASDAQ 100 Index(TM), and the Fund will not own the securities included in the Index.  Instead, as its primary investment  strategy,  the Fund engages to a significant extent in short sales of  securities,  futures  contracts  and options on:  securities,  futures contracts,  and  stock  indexes.  On a day to day  basis,  the Fund  holds  U.S.
Government securities to collateralize these futures and options contracts.  The
Fund may also enter into repurchase agreements.

     RYDEX MEDIUS FUND.  Rydex Medius Fund (the "Fund") is a series of the Rydex
Variable Trust.

     INVESTMENT  OBJECTIVE:  To seek  investment  results that  correlate to the performance of a specific benchmark for mid-cap  securities.  The Fund's current benchmark  is the S&P  MidCap  400  IndexTM.  The Fund  invests  principally  in securities of companies  included on the S&P MidCap 400 IndexTM and in leveraged instruments,  such as equity swap agreements,  futures  contracts and options on securities,  futures contracts,  and stock indices.  Swap agreements and futures and  options  contracts,  if used  properly,  may  enable  the  Fund to meet its objective by increasing the Fund's  exposure to the  securities  included in its benchmark  or to  securities  whose  performance  is  highly  correlated  to its benchmark.  The Fund's  investment  adviser will attempt to  consistently  apply leverage to increase  the Fund's  exposure  to 150% of its  benchmark.  The Fund holds U.S.  government  securities or cash  equivalents to  collateralize  these futures  and  options  contracts.  The  Fund  also  may  enter  into  repurchase agreements.

     RYDEX MEKROS FUND.  Rydex Mekros Fund (the "Fund") is a series of the Rydex
Variable Trust.

     INVESTMENT  OBJECTIVE:  To seek  investment  results that  correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark  is the  Russell  2000(R)  Index.  The  Fund  invests  principally  in securities of companies  included on the Russell  2000(R) Index and in leveraged instruments,  such as equity swap agreements,  futures  contracts and options on securities,  futures contracts,  and stock indices.  Swap agreements and futures and  options  contracts,  if used  properly,  may  enable  the  Fund to meet its objective by increasing the Fund's  exposure to the  securities  included in its benchmark  or to  securities  whose  performance  is  highly  correlated  to its benchmark.  The Fund's  investment  adviser will attempt to  consistently  apply leverage to increase  the Fund's  exposure  to 150% of its  benchmark.  The Fund holds U.S.  Government  securities or cash  equivalents to  collateralize  these futures  and  options  contracts.  The  Fund  also  may  enter  into  repurchase agreements.

     RYDEX  NOVA  FUND.  Rydex  Nova Fund (the  "Fund") is a series of the Rydex
Variable Trust.

     INVESTMENT OBJECTIVE: To seek investment results that match the performance of a specific  benchmark on a daily basis. The Fund's current  benchmark is 150%
of the performance of the S&P 500 Index(R). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index.  When the value of the S&P 500 Index declines,  the value of the Fund's  shares should also decrease on a daily basis by 150% of the value of any  decrease in the Index  (e.g.,  if the S&P 500 Index goes down by 5%, the value of the Fund's  shares  should go down by 7.5% on that day). Unlike a traditional index fund, as its primary investment  strategy,  the
Fund invests to a significant extent in leveraged  instruments,  such as futures contracts and options on securities,  futures contracts,  and stock indices,  as well as equity  securities.  Futures  and options  contracts  enable the Fund to pursue its objective  without investing  directly in the securities  included in the benchmark,  or in the same proportion that those  securities are represented in that  benchmark.  On a  day-to-day  basis,  the Fund  holds  U.S.  Government securities  or cash  equivalents  to  collateralize  these  futures  and options contracts. The Fund also may enter into repurchase agreements.

     RYDEX  OTC  FUND.  Rydex  OTC Fund  (the  "Fund")  is a series of the Rydex
Variable Trust.

     INVESTMENT  OBJECTIVE:  To seek  investment  results that  correspond  to a benchmark for over-the-counter  securities.  The Fund's current benchmark is the
NASDAQ 100 Index(R) (the "Index").  If the Funds meets its objective,  the value of the Fund's shares will tend to increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index. However, when the value of the NASDAQ
100 Index  declines,  the value of the Fund's  shares  should also decrease on a daily basis by the amount of the decease in value of the Index. The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other  instruments  whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.  The Fund
may  also  purchase  U.S.  Government   securities  and  enter  into  repurchase
agreements.

     RYDEX  URSA  FUND.  Rydex  Ursa Fund (the  "Fund") is a series of the Rydex
Variable Trust.

     INVESTMENT  OBJECTIVE:  To seek  investment  results  that  will  inversely correlate to the  performance  of the S&P 500 Index (the  "Index").  If the Fund
meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is  decreasing.  When the value of the
S&P 500 Index is  increasing,  however,  the value of the Fund's  shares  should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P
500 Index goes up by 5%, the value of the Fund's  share  should go down by 5% on that day).  Unlike a traditional  index fund, the Fund's benchmark is to perform exactly  opposite  the S&P 500 Index,  and the Fund will not own the  securities included in the Index.  Instead,  as its primary investment  strategy,  the Fund invests to a significant  extent in futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S.
Government  securities or cash  equivalents to  collateralize  these futures and options  contracts.  The Fund may  enter  into  repurchase  agreements  and sell securities short.

     RYDEX LARGE CAP EUROPE FUND.  Rydex Large Cap Europe Fund (the "Fund") is a
series of the Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:  To seek  investment  results that  correlate to the performance of a specific  benchmark.  The Fund's  current  benchmark is the Dow
Jones  Stoxx 50SM Index  ("Stoxx 50 Index").  The Fund  invests  principally  in securities  of  companies  included  on the  Stoxx  50  Index  and in  leveraged instruments,  such as  futures  contracts  and  options on  securities,  futures contracts,  and stock indices.  Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing  the Fund's  exposure to the securities  included in its benchmark or to securities whose  performance is highly correlated to its benchmark.  The Fund's investment  adviser will attempt to  consistently  apply leverage to increase the Fund's  exposure to 125% of the
Stoxx 50 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.  The Fund also may enter into equity swap transactions and repurchase agreements.

     RYDEX  LARGE CAP JAPAN FUND.  Rydex Large Cap Japan Fund (the  "Fund") is a
series of the Rydex Variable  Trust.

     INVESTMENT  OBJECTIVE:  To seek  investment  results that  correlate to the performance of a specific  benchmark.  The Fund's current benchmark is the Topix
100 Index. The Fund invests  principally in securities of companies  included on the Topix 100 Index and in leveraged instruments,  such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts,  if used  properly,  may  enable  the Fund to meet its  objective  by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly  correlated to its benchmark.  The Fund's investment  adviser will attempt to consistently  apply leverage to increase the
Fund's exposure to 125% of the Topix 100 Index.  The Fund holds U.S.  Government securities  or cash  equivalents  to  collateralize  these  futures  and options contracts.  The Fund also may enter into equity swap transactions and repurchase agreements.

     RYDEX  BANKING  FUND.  Rydex  Banking  Fund (the "Fund") is a series of the
Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies that are involved in the banking sector,  including  commercial  banks
(and their  holding  companies)  and  savings  and loan  institutions  ("Banking
Companies").  The Fund invests substantially all of its assets in a portfolio of equity securities of Banking Companies that are traded in the United States. The
Fund may also invest in futures and options transactions, purchase ADRs and U.S.
Government securities, and enter into repurchase agreements.

     RYDEX BASIC  MATERIALS  FUND.  Rydex Basic Materials Fund (the "Fund") is a
series of the Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies engaged in the mining,  manufacture,  or sale of basic materials, such as lumber, steel, iron, aluminum,  concrete,  chemicals and other basic building and  manufacturing  materials ("Basic  Materials  Companies").  The Fund invests substantially  all of its assets in a portfolio  of equity  securities  of Basic
Materials  Companies  that are  traded in the United  States.  The Fund may also invest in futures and options  transactions,  purchase ADRs and U.S.  Government securities, and enter into repurchase agreements.

     RYDEX BIOTECHNOLOGY FUND. Rydex Biotechnology Fund (the "Fund") is a series of the Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies that are involved in the biotechnology  industry,  including companies involved in research and development,  genetic or other biological  engineering, and in the design,  manufacture,  or sale of related  biotechnology  products or services ("Biotechnology  Companies"). The Fund invests substantially all of its assets in a portfolio of equity  securities of Biotechnology  Companies that are traded in the United  States.  The Fund may also  invest in futures  and options transactions,  purchase  ADRs and U.S.  Government  securities,  and enter  into repurchase agreements.

     RYDEX CONSUMER  PRODUCTS FUND. Rydex Consumer Products Fund (the "Fund") is
a series of the Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies engaged in manufacturing finished goods and services both domestically
and   internationally   ("Consumer  Products   Companies").   The  Fund  invests
substantially  all of its assets in a portfolio of equity securities of Consumer
Products  Companies  that are  traded in the  United  States.  The Fund may also invest in futures and options  transactions,  purchase ADRs and U.S.  Government securities, and enter into repurchase agreements.

     RYDEX  ELECTRONICS FUND. Rydex Electronics Fund (the "Fund") is a series of the Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies that are involved in the electronics sector,  including  semiconductor manufacturers  and  distributors,  and  makers and  vendors of other  electronic components and devices ("Electronics Companies"). The Fund invests substantially all of its assets in a portfolio of equity  securities of Electronics  Companies that are traded in the United  States.  The Fund may also  invest in futures and options transactions,  purchase ADRs and U.S. Government  securities,  and enter into repurchase agreements.

     RYDEX ENERGY FUND.  Rydex Energy Fund (the "Fund") is a series of the Rydex
Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies involved in the energy field,  including the exploration,  production, and  development of oil, gas, coal and  alternative  sources of energy  ("Energy
Companies").  The Fund invests substantially all of its assets in a portfolio of equity securities of Energy Companies that are traded in the United States.  The
Fund may also invest in futures and options transactions, purchase ADRs and U.S.
Government securities, and enter into repurchase agreements.

     RYDEX ENERGY  SERVICES FUND.  Rydex Energy  Services Fund (the "Fund") is a
series of the Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies that are involved in the energy services  field,  including those that provide  services and equipment in the areas of oil, coal,  and gas  exploration and production ("Energy Services Companies"). The Fund invests substantially all of its assets in a portfolio of equity  securities of Energy Services  Companies that are traded in the United  States.  The Fund may also  invest in futures and options transactions,  purchase ADRs and U.S. Government  securities,  and enter into repurchase agreements.

     RYDEX FINANCIAL  SERVICES FUND. Rydex Financial  Services Fund (the "Fund")
is a series of the Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies  that  are  involved  in  the  financial  services  sector,  including commercial banks, savings and loan associations,  insurance companies, brokerage
companies,   and  real  estate  and  leasing  companies   ("Financial   Services
Companies").  The Fund invests substantially all of its assets in a portfolio of equity securities of Financial  Services Companies that are traded in the United
States. The Fund may also invest in futures and options  transactions,  purchase
ADRs and U.S. Government securities, and enter into repurchase agreements. Under
SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

     RYDEX HEALTH CARE FUND.  Rydex Health Care Fund (the "Fund") is a series of the Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies  that  are  involved  in  the  health  care  industry   ("Health  Care
Companies").  The Fund invests substantially all of its assets in a portfolio of equity securities of Health Care Companies that are traded in the United States.
The Fund may also invest in futures and options transactions,  purchase ADRs and
U.S. Government securities, and enter into repurchase agreements.

     RYDEX  INTERNET  FUND.  Rydex Internet Fund (the "Fund") is a series of the
Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies  that  provide  products  or services  designed  for or related to the
Internet  ("Internet  Companies").  The Fund  invests  substantially  all of its assets in equity securities of Internet  Companies that are traded in the United
States.  Internet  Companies  are  involved in all aspects of  research,  design development,  manufacturing or distribution of products or services for use with
the  Internet  or  Internet-related   businesses.  Such  companies  may  provide
information  or  entertainment  services over the  Internet;  sell or distribute goods  and  services  over  the  Internet;  provide  infrastructure  systems  or otherwise provide hardware, software or support which impacts Internet commerce;
or provide Internet access to consumers and businesses.  Internet  Companies may also include  companies that provide  intranet and extranet  services.  The Fund will  maintain  an adequate  representation  of the  various  industries  in the
Internet sector.  The Fund may also engage in futures and options  transactions, purchase  ADRs  and  U.S.  Government  securities,  and  enter  into  repurchase agreements.

     RYDEX LEISURE FUND. Rydex U.S. Leisure Fund (the "Fund") is a series of the
Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies engaged in leisure and entertainment businesses,  including hotels and resorts,  casinos,  radio and television  broadcasting and  advertising,  motion picture production, toys and sporting goods manufacture,  musical recordings and instruments, alcohol and tobacco, and publishing ("Leisure Companies"). The Fund invests  substantially  all of its assets in a portfolio of equity securities of
Leisure Companies that are traded in the United States. The Fund may also invest
in  futures  and  options  transactions,   purchase  ADRs  and  U.S.  Government
securities, and enter into repurchase agreements.

     RYDEX PRECIOUS  METALS FUND.  Rydex Precious  Metals Fund (the "Fund") is a
series of the Rydex Variable Trust.

     INVESTMENT OBJECTIVE: To seek capital appreciation by investing in U.S. and foreign  companies that are involved in the precious  metals  sector,  including
exploration,   mining,   production   and   development,   and  other   precious
metals-related   services  ("Precious  Metals  Companies").   The  Fund  invests
substantially  all of  its  assets  in  equity  securities  of  Precious  Metals
Companies that are traded in the United States and foreign  countries.  Precious metals include gold, silver, platinum and other precious metals. Precious Metals
Companies include precious metal  manufacturers;  distributors of precious metal products,  such  as  jewelry,  metal  foil or  bullion;  mining  and  geological exploration  companies;  and companies which provide services to Precious Metals
Companies.  The  Fund may also  engage  in  futures  and  options  transactions, purchase  ADRs  and  U.S.  Government  securities,  and  enter  into  repurchase agreements.

     RYDEX REAL ESTATE FUND.  Rydex Real Estate Fund (the "Fund") is a series of the Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies  that are involved in the real estate  industry  including real estate investment trusts ("REITs")  (collectively,  "Real Estate Companies").  The Fund invests  substantially  all of its assets in equity  securities  of Real  Estate
Companies that are traded in the United  States.  Real Estate  Companies,  which include REITs and master  limited  partnerships,  are engaged in the  ownership, construction,  management,  financing  or sale  of  residential,  commercial  or industrial real estate.  Real Estate Companies may also include  companies whose products and services are related to the real estate industry,  such as building supply  manufacturers,  mortgage lenders, or mortgage servicing  companies.  The
Fund may also  engage in  futures  and  options  transactions,  enter  into swap agreements,  purchase  ADRs and  U.S.  Government  securities,  and  enter  into repurchase agreements.

     RYDEX RETAILING FUND.  Rydex Retailing Fund (the "Fund") is a series of the
Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies  engaged  in  merchandising  finished  goods and  services,  including department  stores,  restaurant  franchises,  mail  order  operations  and other companies involved in selling products to consumers ("Retailing Companies"). The
Fund invests substantially all of its assets in a portfolio of equity securities of Retailing  Companies that are traded in the United States.  The Fund may also invest in futures and options  transactions,  purchase ADRs and U.S.  Government securities, and enter into repurchase agreements.

     RYDEX SECTOR  ROTATION FUND.  Rydex Sector  Rotation Fund (the "Fund") is a
series of the Rydex Variable Trust.

     INVESTMENT OBJECTIVE:  To seek long-term capital appreciation by moving its investments  among  different  sectors  or  industries.  Each  month the  Fund's
Investment  Adviser,  Rydex Global Advisors,  using a quantitative  methodology, ranks the fifty-nine  industries comprising the components of the S&P 500 Index, based on several  measures of price  momentum.  The Fund then invests in the top ranked industries.  Subject to maintaining  adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry.  The
Fund invests in equity securities,  but may also invest in leveraged instruments such as futures  contracts,  options  and swap  transactions.  The Fund may also enter into short sales.

     RYDEX  TECHNOLOGY  FUND.  Rydex Technology Fund (the "Fund") is a series of the Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies  that  are  involved  in the  technology  sector,  including  computer software and service  companies,  semiconductor  manufacturers,  networking  and
telecommunications   equipment   manufacturers,   PC  hardware  and  peripherals
companies  ("Technology  Companies").  The Fund invests substantially all of its assets in a portfolio of equity  securities  of  Technology  Companies  that are traded in the United  States.  The Fund may also  invest in futures  and options transactions,  purchase  ADRs and U.S.  Government  securities,  and enter  into repurchase agreements.

     RYDEX  TELECOMMUNICATIONS  FUND. Rydex Telecommunications Fund (the "Fund")
is a series of the Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies  engaged in the development,  manufacture,  or sale of  communications services or communications equipment ("Telecommunications  Companies"). The Fund invests  substantially  all of its assets in a portfolio of equity securities of
Telecommunications  Companies that are traded in the United States. The Fund may also  invest  in  futures  and  options  transactions,  purchase  ADRs  and U.S.
Government  securities,  and enter into  repurchase  agreements.  Although  many established  Telecommunications  Companies pay an  above-average  dividend,  the
Fund's  investment  decisions are primarily based on growth potential and not on income.

     RYDEX TITAN 500 FUND.  Rydex Titan 500 Fund (the "Fund") is a series of the
Rydex Variable Trust.

     INVESTMENT OBJECTIVE: To seek investment results that match the performance of a specific  benchmark on a daily basis. The Fund's current  benchmark is 200%
of the  performance of the S&P 500 IndexTM (the  "underlying  index").  The Fund employs  as  its  investment  strategy  a  program  of  investing  in  leveraged instruments,  such as equity  index  swaps,  futures  contracts  and  options on securities, futures contracts, and stock indices. Equity index swaps and futures and options  contracts enable the Fund to pursue its objective without investing directly in the  securities  included in the  underlying  index,  or in the same proportion that those securities are represented in that underlying  index. On a day-to-day basis, the Fund holds U.S. Government  securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

     RYDEX  TRANSPORTATION  FUND.  Rydex  Transportation  Fund (the "Fund") is a
series of the Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies engaged in providing  transportation  services or companies engaged in the  design,  manufacture,  distribution,  or sale of  transportation  equipment
("Transportation  Companies").  The Fund invests substantially all of its assets in a portfolio of equity securities of Transportation  Companies that are traded in the  United  States.  The  Fund  may  also  invest  in  futures  and  options transactions,  purchase  ADRs and U.S.  Government  securities,  and enter  into repurchase agreements.

     RYDEX U.S.  GOVERNMENT  BOND FUND.  Rydex  U.S.  Government  Bond Fund (the
"Fund") is a series of the Rydex Variable Trust.

     INVESTMENT OBJECTIVE: To seek to provide investment results that correspond to a benchmark for U.S. Government  securities.  The Fund's current benchmark is
120%  of the  price  movement  of the  Long  Treasury  Bond.  The  Fund  invests principally in U.S. Government securities and in leveraged instruments,  such as certain  futures  and  options  contracts.  Some of the Fund's  U.S.  Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities  included in its benchmark.  In addition,  the Fund may enter into transactions  involving zero coupon U.S. Treasury bonds, repurchase agreements and swap agreements.

     RYDEX UTILITIES FUND.  Rydex Utilities Fund (the "Fund") is a series of the
Rydex Variable Trust.

     INVESTMENT  OBJECTIVE:   To  seek  capital  appreciation  by  investing  in
companies  that  operate  public  utilities  ("Utilities  Companies").  The Fund invests  substantially  all of its  assets in  equity  securities  of  Utilities
Companies that are traded in the United States.  Utilities Companies may include companies involved in the manufacturing,  production, generation,  transmission, distribution or sales of gas or electric energy;  water supply, waste and sewage disposal;  and  companies  that receive a majority of their  revenues from their public  utility  operations.  The Fund may also  engage in futures  and  options transactions,  purchase  ADRs and U.S.  Government  securities,  and enter  into repurchase agreements.

     RYDEX  VELOCITY 100 FUND.  Rydex Velocity 100 Fund (the "Fund") is a series of the Rydex Variable Trust.

     INVESTMENT OBJECTIVE: To seek to provide investment results that will match the  performance  of a specific  benchmark on a daily basis.  The Fund's current benchmark is 200% of the performance of the NASDAQ 100 Index(R) (the "underlying index").  The Fund employs as its investment  strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities,  futures  contracts,  and stock  indices.  Equity index swaps and futures and options  contracts  enable the Fund to pursue its objective  without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying  index.
On a  day-to-day  basis,  the Fund  holds  U.S.  Government  securities  or cash equivalents to collateralize these futures and options contracts.  The Fund also may purchase equity securities and enter into repurchase agreements.

SBL FUND -- SBL Fund, an open-end  management  investment  company of the series type, is organized as a Kansas  corporation.  SBL Fund offers its shares only as investment  vehicles for variable  annuity and variable life insurance  products issued by Security Benefit.

     SERIES D (OPPENHEIMERFUNDS GLOBAL). Series D (OppenheimerFunds Global) (the
"Fund") is a series of SBL Fund. The investment manager for SBL Fund is Security
Management Company, LLC, a wholly owned subsidiary of Security Benefit. Security
Management   Company   has   entered   into  a   sub-advisory   agreement   with
OppenheimerFunds, Inc., which serves as the sub-adviser to the Fund.

     INVESTMENT OBJECTIVE: To seek long-term growth of capital primarily through investment in common stocks and  equivalents  of companies of foreign  countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States.
The Fund primarily  invests in foreign and domestic common stocks or convertible
stocks   of   growth-oriented   companies   considered   to  have   appreciation
possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund.  Investments in debt securities may be made in uncertain market conditions.

     To lower the risks of foreign  investing,  such as  currency  fluctuations,
OppenheimerFunds  diversifies broadly across countries and industries.  The Fund can buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities  prices and foreign  currencies  and to adjust its exposure to certain markets.

     SERIES Q (STRONG  SMALL CAP VALUE).  Series Q (Strong Small Cap Value) (the
"Fund") is a series of SBL Fund. The investment manager for SBL Fund is Security
Management Company, LLC, a wholly owned subsidiary of Security Benefit. Security
Management Company has entered into a sub-advisory agreement with Strong Capital
Management, Inc., which serves as the sub-adviser to the Fund.

STRONG OPPORTUNITY FUND II -- Strong Opportunity Fund II, Inc. (the "Fund") is a
diversified, open-end management investment company. Shares of the Fund are only offered and sold to the separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts.  The Fund has entered into an Advisory Agreement with Strong Capital Management, Inc.

     INVESTMENT OBJECTIVE: To seek capital growth. The Fund invests primarily in stocks of  medium-capitalization  companies that the Fund's manager believes are under-priced,  yet have  attractive  growth  prospects.  The  manager  bases his analysis on a company's  "private market  value"--the price an investor would be willing to pay for the entire company given its  management,  financial  health, and growth  potential.  The manager  determines a company's private market value based on a fundamental  analysis of a company's  cash flows,  asset  valuations, competitive  situation,  and franchise value. To a limited extent,  the Fund may also invest in foreign  securities.  The manager may sell a stock when its price no longer  compares  favorably  with the company's  private  market  value.  The manager  may  invest  up to  30% of the  Fund's  assets  in  cash  or  cash-type securities  (high-quality,  short-term debt securities  issued by  corporations, financial  institutions,  or  the  U.S.  government)  as a  temporary  defensive position to avoid losses during adverse market conditions. This could reduce the benefit  to the fund if the  market  goes  up.  In this  case,  the fund may not achieve its investment goal.

FRANKLIN  TEMPLETON  VARIABLE  INSURANCE  PRODUCTS  TRUST -- Franklin  Templeton
Variable Insurance Products Trust is an open-end  management  investment company organized  as a  Massachusetts  business  trust  on  April  26,  1988.  Franklin
Templeton  Variable  Insurance  Products Trust shares are purchased by insurance companies to fund benefits under  variable life  insurance and variable  annuity contracts.

     TEMPLETON   DEVELOPING   MARKETS  SECURITIES  FUND  -  CLASS  2.  Templeton
Developing  Markets  Fund - Class 2 (the  "Fund") is a portfolio of the Franklin
Templeton Variable Insurance Products Trust.  Templeton Asset Management Ltd. is
the investment manager for the Fund.

     INVESTMENT OBJECTIVE: To seek long-term capital appreciation.  Under normal market  conditions,  the Fund  will  invest  at least  80% of its net  assets in emerging market equity securities.  Emerging market securities generally include equity securities that trade in emerging markets or are issued by companies that derive  significant  revenue from goods,  services,  or sales produced,  or have their principal activities or significant assets, in emerging market countries.

     Emerging market countries generally include those considered to be emerging by the World Bank, the International Finance Corporation, the United Nations, or
the  countries'  authorities.  These  countries  are  typically  located  in the
Asia-Pacific region,  Eastern Europe, Central and South America, and Africa. The
Fund may from time to time have significant investments in one or more countries or particular sectors.

     TEMPLETON FOREIGN  SECURITIES FUND - CLASS 2. Templeton Foreign  Securities
Fund - Class 2 (the "Fund") is a portfolio of the  Franklin  Templeton  Variable
Insurance Products Trust.  Templeton  Investment Counsel,  LLC is the investment manager for the Fund.

     INVESTMENT OBJECTIVE: To seek long-term capital growth. Under normal market conditions,  the Fund  will  invest  at least  80% of its net  assets  in equity securities of companies  located  outside the U.S.,  including those in emerging markets.  While there are no set percentage targets,  the Fund generally invests in large to medium cap companies with market  capitalization values (share price multiplied  by the number of common  stock shares  outstanding)  greater than $2 billion.

                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                Date: May 1, 2003

                  Individual Flexible Purchase Payment Deferred
                            Variable Annuity Contract

                                    Issued by
                     Security Benefit Life Insurance Company
                           One Security Benefit Place
                            Topeka, Kansas 66636-0001
                                 1-800-888-2461

                                Mailing Address:
                     Security Benefit Life Insurance Company
                                 P.O. Box 750497
                            Topeka, Kansas 66675-0497
                                 1-800-888-2461

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with the current  Prospectus  for the  AdvisorDesigns  Variable
Annuity dated May 1, 2003, as it may be  supplemented  from time to time. A copy
of  the   Prospectus   may  be  obtained  from   Security   Benefit  by  calling
1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

--------------------------------------------------------------------------------
                                Table of Contents

--------------------------------------------------------------------------------

General Information and History

For a description of the Flexible  Purchase  Payment  Deferred  Variable Annuity
Contract (the "Contract"),  Security Benefit Life Insurance  Company  ("Security
Benefit"),  and the SBL Variable  Annuity Account XIV (the "Separate  Account"),
see  the  Prospectus.   This  Statement  of  Additional   Information   contains
information  that  supplements the information in the Prospectus.  Defined terms used in this Statement of Additional  Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

Safekeeping of Assets -- Security  Benefit is responsible for the safekeeping of the assets of the  Subaccounts.  These  assets,  which  consist of shares of the
Underlying Funds in non-certificated  form, are held separate and apart from the assets of Security Benefit's General Account and its other separate accounts.

Distribution of the Contract

Security  Distributors,  Inc.  ("SDI"),  a  wholly-owned  subsidiary of Security
Benefit,  is Principal  Underwriter  of the  Contract.  SDI is  registered  as a broker/dealer  with the  Securities  and Exchange  Commission  ("SEC") under the
Securities  Exchange Act of 1934 and is a member of the National  Association of
Securities Dealers, Inc. ("NASD"). The offering of the Contracts is continuous.

Subject  to  arrangements  with  Security  Benefit,  the  Contract  is  sold  by independent  broker/dealers  who are members of the NASD and who become licensed to sell  variable  annuities  for  Security  Benefit,  and by certain  financial institutions.  SDI acts as principal  underwriter on behalf of Security  Benefit for  the  distribution  of  the  Contract.  SDI  is not  compensated  under  its
Distribution  Agreement  with  Security  Benefit and  receives  no  underwriting commissions.

The  compensation  payable by SDI under these  arrangements may vary, but is not expected  to exceed in the  aggregate  6.5% of  purchase  payments  and 0.25% of contract value on an annualized basis.

Method of Deducting the Excess Charge

The minimum  mortality and expense risk charge of 0.85%, and the  administration charge,  which  ranges  from  0.25%  to  0.60%,  on an  annual  basis,  of  each
Subaccount's  average daily net assets,  are factored into the accumulation unit value or "price" of each  Subaccount on each Valuation  Date.  Security  Benefit deducts any mortality  and expense risk charge above the minimum  charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each  Subaccount  declares a monthly  dividend and Security  Benefit deducts the
Excess  Charge  from  this  monthly   dividend  upon  its  reinvestment  in  the
Subaccount.  The Excess Charge is a percentage of your Contract Value  allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge.  Assuming that you owe a charge above the  minimum  mortality  and expense  risk  charge and the  administration charge,  your Contract Value will be reduced in the amount of your Excess Charge upon  reinvestment  of  the  Subaccount's  monthly  dividend.  Security  Benefit reserves the right to compute and deduct the Excess Charge from each  Subaccount on each Valuation Date.

Security  Benefit will declare a dividend for each  Subaccount  on one Valuation
Date of each  calendar  month  ("Record  Date").  Security  Benefit will pay the dividend  on a  subsequent  Valuation  Date  ("Reinvestment  Date")  within five
Valuation  Dates of the Record Date.  Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the
Reinvestment Date a net dividend equal to:

1.   the amount of dividend per Accumulation Unit; times

2.   the number of Accumulation Units allocated to the Subaccount as of the
     Record Date; less

3.   the amount of the Excess Charge for that Subaccount; provided that Security
     Benefit will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation
Unit Value determined as of the close of that date in Accumulation Units of the
Subaccount.

An example of this  process is as follows.  Assuming  Contract  Value of $50,000 allocated to the  OppenheimerFunds  Global Subaccount and no Riders,  the Excess
Charge would be computed as follows:

---------------------------------------------- --- --------
---------------------------------------------       0.95%
Mortality and Expense Risk Charge..........
Plus:  Optional Rider Charge...............     +   N/A
Less:  Minimum Charge......................     -   0.85%
                                                    -----
Excess Charge on an Annual Basis...........         0.10%
---------------------------------------------- --- --------

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on  December  30 and a gross  dividend  of $0.025 per unit  declared on
December 31 (Record Date), the net dividend amount would be as follows:

---------------------------------------------- --- -------------
Accumulation Unit Value as of
   Valuation Date before Record Date.......          $10.00
Accumulation Unit Value
   as of Reinvestment Date.................         $  9.975
                                                     -------
Gross Dividend Per Unit....................         $  0.025
Less:  Excess Charge Per Unit..............     -   $  0.00085
                                                     ---------
Net Dividend Per Unit......................         $  0.02415
Times:  Number of Accumulation Units.......     x        5,000
                                                    ----------
Net Dividend Amount........................           $ 120.75
---------------------------------------------- --- -------------

The  net  dividend  amount  would  be  reinvested  on the  Reinvestment  Date in
Accumulation  Units  of the  OppenheimerFunds  Global  Subaccount,  as  follows:
$0.02415 (net dividend per unit) divided by $9.975  (Accumulation  Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total  of  5,012.105  Accumulation  Units  after  the  dividend  reinvestment.
Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times  $9.975  (Accumulation  Unit  Value  as of the  Reinvestment  Date)  for a
Contract Value of $49,995.75 after the dividend reinvestment.

After the  Annuity  Start Date,  Security  Benefit  will deduct a mortality  and expense  risk charge of 1.25% under  Annuity  Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date.  Monthly dividends  are payable after the Annuity Start Date only with respect to Annuity
Options 5 and 6.

Limits on Purchase Payments
Paid Under Tax-Qualified
Retirement Plans

Section  403(b) --  Contributions  to 403(b)  annuities are  excludable  from an employee's  gross income if they do not exceed the limits under Sections  402(g)
and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee  contributions.  Rollover  contributions are not subject to these annual limits.  The maximum  exclusion  allowance (MEA)
limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section  402(g)   generally   limits  an  employee's   annual  salary  reduction
contributions  to a 403(b) annuity and any 401(k)  arrangement to the applicable dollar amount shown in the table below:

-------------------------- ------------------------
        Tax Year               Deferred Amount
-------------------------- ------------------------
          2003                     $12,000
          2004                     $13,000
          2005                     $14,000
   2006 and thereafter             $15,000
-------------------------- ------------------------

The $15,000  limit will be adjusted  for  inflation in $500  increments  for tax years  beginning  after the 2006 tax year.  If an  individual is age 50 or over, catch up contributions  can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

-------------------------- ------------------------
                                 Additional
        Tax Year              Catch Up Amount
-------------------------- ------------------------
          2003                     $2,000
          2004                     $3,000
          2005                     $4,000
   2006 and thereafter             $5,000
-------------------------- ------------------------

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b)
annuity with at least 15 years of service for a "qualified  employer"  (i.e., an educational  organization,  hospital,  home health  service  agency,  health and welfare  service  agency,  church or  convention  or  association  of  churches)
generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section  415(c)  also  provides an overall  limit on the amount of employer  and employee salary reduction contributions to a Section 403(b) annuity that will be excludable  from an  employee's  gross  income in a given year.  Generally,  the
Section  415(c)  limit  is the  lesser  of (i)  $40,000,  or  (ii)  100%  of the employee's annual compensation.

Sections 408 and 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth  individual  retirement annuity  (IRA) that is  described in Section 408 or Section 408A of the Internal
Revenue Code are subject to the limits on  contributions  to IRAs under  Section
219(b)  of the  Internal  Revenue  Code.  Under  Section  219(b)  of  the  Code,
contributions  (other than rollover  contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

-------------------------- -----------------
        Tax Year                Amount
-------------------------- -----------------
        2002-2004               $3,000
        2005-2007               $4,000
   2008 and thereafter          $5,000
-------------------------- -----------------

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $500 during the tax years of 2002-2005, or $1,000 for the tax year 2006 and thereafter.

Spousal  IRAs  allow an owner  and his or her  spouse  to  contribute  up to the applicable  dollar amount to their respective IRAs so long as a joint tax return is filed and joint  income is $6,000 or more.  The  maximum  amount  the  higher compensated  spouse may  contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation.
The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable  dollar  amount  as shown  in the  table  above or (ii)  100% of that spouse's  compensation plus the amount by which the higher compensated  spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her  IRA.  The  extent  to  which  an Owner  may  deduct  contributions  to a traditional  IRA depends on the gross  income of the Owner and his or her spouse
for  the  year  and   whether   either  is  an   "active   participant"   in  an
employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified  employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section  402(h) of the Internal  Revenue Code.  Section  402(h)  currently limits employer contributions and salary reduction  contributions (if permitted)
under  a  simplified  employee  pension  plan  to the  lesser  of (a) 15% of the compensation  of the participant in the Plan, or (b) $40,000.  Salary  reduction contributions, if any, are subject to additional annual limits.

Performance Information

Performance  information for the Subaccounts of the Separate Account,  including the yield and total  return of all  Subaccounts,  may appear in  advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex Money Market  Subaccount  will be based on the change in the  value,  exclusive  of  capital  changes  and  income  other  than investment income, of a hypothetical  investment in a Contract over a particular seven day period,  less a hypothetical  charge  reflecting  deductions  from the
Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return").  The base period return is then  annualized by  multiplying  by 365/7,  with the resulting yield figure  carried to at least the nearest one hundredth of one percent.  Any quotations of effective yield for the Rydex Money Market  Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation,  which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [(Base Period Return + 1)^365/7] - 1

For the seven-day  period ended  December 31, 2002, the yield of the Rydex Money
Market  Subaccount was -1.80% and the effective  yield of the Rydex Money Market
Subaccount was 1.81%.

Quotations  of yield for the  Subaccounts,  other  than the Rydex  Money  Market
Subaccount,  will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation  Unit on the last day of the period,  according to the following formula:

                          YIELD    = 2[(a-b + 1)^6 - 1]
                                        ---
                                        cd

where    a =   net investment income earned during  the period by the Underlying
               Fund attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

         d =   the maximum offering price per  Accumulation Unit on the last day of the period.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical  initial  payment of $1,000,  T = the average  annual  total  return,  n = the  number of years,  and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations  of total  return  may  simultaneously  be shown  for other
periods  and  will  include  total  return  for  periods   beginning   prior  to
availability  of the  Contract.  Such total  return  figures  are based upon the performance of the respective  Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract.

Average annual total return figures (referred to as "Standardized Total Return")
are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following  charges:  (1) the maximum  mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of  0.60%;  (3) the  account  administration  charge of $30;  and (4) the contingent deferred sales charge.  Average annual total return figures (referred to as  "Non-Standardized  Total  Return")  may be  quoted  that  do not  reflect deduction of the  contingent  deferred  sales charge and account  administration charge of $30;  provided  that such  figures do not reflect the  addition of any
Credit   Enhancement.   The   contingent   deferred  sales  charge  and  account
administration charge if reflected would lower the Non-Standardized Total Return
.. Total  return  figures  that do not reflect  deduction  of all charges will be accompanied by  Standardized  Total Return figures that reflect such charges and which date from the Separate Account inception date.

All   average   annual   return   figures   set  forth   below  are   considered
Non-Standardized Total Return because they are based upon the performance of the corresponding  Underlying  Funds for dates  prior to the  inception  date of the
Separate Account, which commenced operations January 12, 2001.

The  average  annual  return  figures  below have been  adjusted  to reflect the maximum  charges  imposed under the Contract,  except that average annual return
(without contingent deferred sales charge and administration  charge),  does not reflect any applicable  withdrawal  charge or account  administration  charge of
$30.  Those  charges,  if  reflected,  would reduce such average  annual  return figures. All average annual return figures are as of December 31, 2002.

------------------------------------------------------------------------------------
Standardized Total Return
(With Contingent Deferred Sales Charge and Administration Charge)
------------------------------------------------------------------------------------
------------------------------- ----------------- ---------------- -----------------
                                     1 Year           5 Years          10 Years
------------------------------- ----------------- ---------------- -----------------
AIM V.I. Capital Appreciation
 Series I                           (34.42)%          (33.16)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Federated High Income Bond II
 - Service Shares                   (11.36)%          (10.73)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Federated Fund for U.S.
 Government Securities II            (3.91)%           (1.80)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Fidelity VIP II Contrafund          (21.14)%          (18.09)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Fidelity VIP II Index 500           (32.70)%          (26.47)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Fidelity VIP II Investment
 -Grade Bond                         (2.85)%           (0.74)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Fidelity VIP III Growth
 Opportunities                      (32.39)%          (27.09)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Franklin Small Cap Class 2          (38.29)%          (31.13)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Neuberger Berman AMT Guardian
 Portfolio                          (36.34)%          (24.85)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Neuberger Berman AMT Partners
 Portfolio                          (34.26)%          (22.77)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex U.S. Government Money
 Market                             (12.08)%(1)        (8.36)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
OppenheimerFunds Global             (32.65)%          (25.29)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Arktos                         19.24%            21.13%(2)         ---
------------------------------- ----------------- ---------------- -----------------
Rydex Nova                          (44.58)%          (38.10)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex OTC                           (47.39)%          (47.39)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Ursa                            7.74%             8.29%(1)         ---
------------------------------- ----------------- ---------------- -----------------
Rydex Large Cap Europe              (38.05)%          (26.35)%(3)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Large Cap Japan               (27.04)%          (31.33)%(3)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Banking                       (12.99)%           (9.71)%(4)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Basic Materials               (23.90)%          (18.93)%(4)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Biotechnology                 (53.30)%          (39.15)%(4)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Consumer Products             (15.45)%          (11.49)%(5)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Electronics                   (55.97)%          (52.99)%(6)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Energy                        (24.45)%          (26.94)%(7)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Energy Services               (22.97)%          (32.79)%(4)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Financial Services            (26.09)%          (23.43)%(8)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Health Care                   (31.58)%          (27.21)%(9)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Internet                      (51.46)%          (54.91)%(2)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Leisure                       (25.46)%          (34.18)%(2)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Medius                        (38.67)%(13)        ---              ---
------------------------------- ----------------- ---------------- -----------------
Rydex Mekros                        (47.97)%(13)        ---              ---
------------------------------- ----------------- ---------------- -----------------
Rydex Precious Metals                30.79%            20.08%(1)         ---
------------------------------- ----------------- ---------------- -----------------
Rydex Real Estate                   (16.49)%(13)        ---              ---
------------------------------- ----------------- ---------------- -----------------
Rydex Retailing                     (32.13)%          (24.15)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Sector Rotation               (30.83)%(13)        ---              ---
------------------------------- ----------------- ---------------- -----------------
Rydex Technology                    (47.63)%          (45.67)%(4)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Telecommunications            (48.04)%          (43.91)%(11)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Titan 500                     (45.15)%(13)        ---              ---
------------------------------- ----------------- ---------------- -----------------
Rydex Transportation                (22.80)%          (18.68)%(12)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex U.S. Government Bond            6.52%(13)         ---              ---
------------------------------- ----------------- ---------------- -----------------
Rydex Utilities                     (41.79)%          (42.47)%(4)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Velocity 100                  (54.93)%(13)        ---              ---
------------------------------- ----------------- ---------------- -----------------
Strong Opportunity                  (36.70)%          (25.53)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Templeton Developing Markets
 Class 2                            (12.30)%          (16.23)%(1)        ---
------------------------------- ----------------- ---------------- -----------------
Templeton Foreign Securities
 Class 2                            (29.26)%          (25.91)%(1)        ---
------------------------------------------------------------------------------------
1    From January 12, 2001 (date of commencement of Separate Account operations)
     to December 31, 2002. The Separate  Account  commenced  operations prior to the date the  Contract  was first made  available  for purchase on April 2,
     2001.
2    From May 22, 2001 (date added to Separate Account) to December 31, 2002.
3    From October 1, 2001 (date added to Separate Account) to December 31, 2002.
4    From May 2, 2001 (date added to Separate Account) to December 31, 2002.
5    From May 29, 2001 (date added to Separate Account) to December 31, 2002.
6    From August 3, 2001 (date added to Separate Account) to December 31, 2002.
7    From May 29, 2001 (date added to Separate Account) to December 31, 2002.
8    From July 20, 2001 (date added to Separate Account) to December 31, 2002.
9    From June 20, 2001 (date added to Separate Account) to December 31, 2002.
10   From July 23, 2001 (date added to Separate Account) to December 31, 2002.
11   From July 27, 2001 (date added to Separate Account) to December 31, 2002.
12   From June 11, 2001 (date added to Separate Account) to December 31, 2002.
13   From May 1, 2002 (date added to Separate Account) to December 31, 2002
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

Non-Standardized Total Return
(Without Contingent Deferred Sales Charge and Administration Charge)
------------------------------------------------------------------------------------
------------------------------- ----------------- ---------------- -----------------
                                     1 Year           5 Years          10 Years
------------------------------- ----------------- ---------------- -----------------
AIM V.I. Capital Appreciation
 Series I                           (25.49)%           (3.68)%           5.76%(1)
------------------------------- ----------------- ---------------- -----------------
Federated High Income Bond II
 - Service Shares                    (0.35)%           (1.79)%           3.10%(2)
------------------------------- ----------------- ---------------- -----------------
Federated Fund for U.S.
 Government Securities II             7.76%             5.30%            5.12%(3)
------------------------------- ----------------- ---------------- -----------------
Fidelity VIP II Contrafund          (11.01)%            2.08%           10.59%(4)
------------------------------- ----------------- ---------------- -----------------
Fidelity VIP II Index 500           (23.60)%           (2.42)%           7.42%
------------------------------- ----------------- ---------------- -----------------
Fidelity VIP II Investment
 -Grade Bond                          8.93%             5.95%            5.81%
------------------------------- ----------------- ---------------- -----------------
Fidelity VIP III Growth
 Opportunities                      (23.26)%           (7.83)%           3.36%(4)
------------------------------- ----------------- ---------------- -----------------
Franklin Small Cap Class 2          (29.71)%           (4.73)%           1.47%(6)
------------------------------- ----------------- ---------------- -----------------
Neuberger Berman AMT Guardian
 Portfolio                          (27.57)%            0.62%            1.53%(7)
------------------------------- ----------------- ---------------- -----------------
Neuberger Berman AMT Partners
 Portfolio                          (25.31)%           (5.03)%           5.93%(8)
------------------------------- ----------------- ---------------- -----------------
Rydex U.S. Government Money
 Market                              (1.13)%            1.68%(5)         ---
------------------------------- ----------------- ---------------- -----------------
OppenheimerFunds Global             (23.56)%            4.18%            8.08%
------------------------------- ----------------- ---------------- -----------------
Rydex Arktos                         31.99%            30.64%(10)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Nova                          (36.56)%          (10.08)%          (5.84)%(9)
------------------------------- ----------------- ---------------- -----------------
Rydex OTC                           (39.62)%           (3.23)%          (1.92)%(9)
------------------------------- ----------------- ---------------- -----------------
Rydex Ursa                           20.23%             0.16%           (2.56)%(11)
------------------------------- ----------------- ---------------- -----------------
Rydex Large Cap Europe              (29.44)%          (17.40)%(12)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Large Cap Japan               (17.45)%          (23.10)%(12)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Banking                        (2.12)%           (1.29)%(13)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Basic Materials               (14.01)%          (10.97)%(13)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Biotechnology                 (46.06)%          (31.93)%(13)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Consumer Products              (4.80)%           (2.83)%(15)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Electronics                   (48.98)%          (45.99)%(15)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Energy                        (14.62)%          (19.00)%(14)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Energy Services               (13.00)%          (25.48)%(13)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Financial Services            (16.40)%          (14.81)%(16)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Health Care                   (22.38)%          (19.13)%(17)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Internet                      (44.06)%          (47.96)%(18)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Leisure                       (15.71)%          (26.84)%(10)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Medius                        (25.44)%           (4.75)%(12)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Mekros                        (36.28)%          (14.77)%(12)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Precious Metals                43.77%            (0.44)%          (6.64)%(19)
------------------------------- ----------------- ---------------- -----------------
Rydex Real Estate                    (2.31)%            1.12%(12)        ---
------------------------------- ----------------- ---------------- -----------------
Rydex Retailing                     (22.98)%          (15.41)%(20)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Sector Rotation               (23.50)%(25)        ---              ---
------------------------------- ----------------- ---------------- -----------------
Rydex Technology                    (39.89)%          (38.62)%(13)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Telecommunications            (40.33)%          (35.45)%(21)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Titan 500                     (46.71)%          (30.53)%(12)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Transportation                (12.82)%          (10.35)%(22)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex U.S. Government Bond           16.93%             2.05%(5)         ---
------------------------------- ----------------- ---------------- -----------------
Rydex Utilities                     (33.52)%          (35.61)%(13)       ---
------------------------------- ----------------- ---------------- -----------------
Rydex Velocity 100                  (69.79)%          (45.43)%(12)       ---
------------------------------- ----------------- ---------------- -----------------
Strong Opportunity                  (27.97)%            1.36%            9.02%
------------------------------- ----------------- ---------------- -----------------
Templeton Developing
 Markets Class 2                     (1.39)%           (6.79)%         (10.85)%(23)
------------------------------- ----------------- ---------------- -----------------
Templeton Foreign
 Securities Class 2                 (19.86)%           (3.59)%           6.17%(24)
------------------------------- ----------------- ---------------- -----------------
1   From May 5, 1993 (date of Underlying Fund inception) to December 31, 2002.
2   From March 1, 1994 (date of Underlying Fund inception) to December 31, 2002.
3   From March 28, 1994 (date of  Underlying  Fund  inception)  to December  31,
    2002.
4   From January 3, 1995 (date of  Underlying  Fund  inception)  to December 31,
    2002.
5   From  November 2, 1998 (date of Underlying  Fund  inception) to December 31,
    2002.
6   From  November 1, 1995 (date of Underlying  Fund  inception) to December 31,
    2002.
7   From  November 3, 1997 (date of Underlying  Fund  inception) to December 31,
    2002.
8   From March 22, 1994 (date of  Underlying  Fund  inception)  to December  31,
    2002.
9   From May 7, 1997 (date of Underlying Fund inception) to December 31, 2002.
10  From May 22, 2001 (date of Underlying Fund inception) to December 31, 2002.
11  From June 10, 1997 (date of Underlying Fund inception) to December 31, 2002.
12  From October 1, 2001 (date of  Underlying  Fund  inception)  to December 31,
    2002.
13  From May 2, 2001 (date of Underlying Fund inception) to December 31, 2002.
14  From May 29, 2001 (date of Underlying Fund inception) to December 31, 2002.
15  From August 3, 2001 (date of  Underlying  Fund  inception)  to December  31,
    2002.
16  From July 20, 2001 (date of Underlying Fund inception) to December 31, 2002.
17  From June 20, 2001 (date of Underlying Fund inception) to December 31, 2002.
18  From May 23, 2001 (date of Underlying Fund inception) to December 31, 2002.
19  From May 29, 1997 (date of Underlying Fund inception) to December 31, 2002.
20  From July 23, 2001 (date of Underlying Fund inception) to December 31, 2002.
21  From July 27, 2001 (date of Underlying  Fund inception) to December 31, 2002.
22  From June 11, 2001 (date of Underlying  Fund inception) to December 31, 2002.
23  From March 4, 1996 (date of Underlying Fund inception) to December 31, 2002.
24  From May 1, 1992 (date of Underlying Fund inception) to December 31, 2002.
25  From May 1, 2002 (date of Underlying Fund inception) to December 31, 2002.

------------------------------------------------------------------------------------

Total return  figures also may be quoted that assume the Owner has  purchased an
Extra  Credit  Rider  and,  as  such,   will  reflect  any   applicable   Credit
Enhancements; however, such total return figures will also reflect the deduction of any contingent deferred sales charge.

Quotations of total return for any  Subaccount  of the Separate  Account will be based on a hypothetical  investment in an Account over a certain period and will be computed by subtracting  the initial value of the investment  from the ending value and dividing the  remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable  charges to the  contract  and the  separate  account  (on an annual  basis)  except  the applicable contingent deferred sales charge.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  Contract  under which an Owner's  Contract Value is allocated to a
Subaccount  during a particular time period on which the calculations are based.
Performance  information  should  be  considered  in  light  of  the  investment objectives and policies,  characteristics  and quality of the Underlying Fund in which the Subaccount  invests,  and the market  conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Permissible Advertising Information

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor
communications   ("advertisements")  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics;  (7) the general biography or work experience of the portfolio manager of a Subaccount  including  information about awards received by the portfolio  manager,  mentions of the manager in the media, or announcements of the portfolio  manager's  appearance on television or radio programs,  or  presentations  at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology  underlying stock selection or a Subaccounts'  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccount's  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute) to illustrate investment  attributes  to a  Subaccount  or  the  general  economic,  business, investment, or financial environment in which a Subaccount operates; (e) various financial,  economic and market  statistics  developed  by brokers,  dealers and other  persons to  illustrate  aspects of a  Subaccount's  performance;  (f) the sectors or industries in which a Subaccount invests compared to relevant indexes or surveys (e.g.,  S&P Industry  Surveys) in order to evaluate the  Subaccount's historic  performance  or  current  or  potential  value  with  respect  to  the particular  industry or sector;  (g) a  hypothetical  or model  portfolio or (h)
other subaccounts or variable  annuities.  The Separate Account may also discuss and  compare  in  advertising  the  relative  performance  of  various  types of investment instruments  including,  but not limited to, certificates of deposit, ordinary  interest  savings  accounts,  other  forms of fixed or  variable  time deposits,  qualified retirement plans, stocks,  Treasury securities,  and bonds, over various time periods and covering various holding periods. Such comparisons may  compare  these  investment  categories  to each  other or to changes in the
Consumer  Price Index.  In  addition,  the  Separate  Account may quote  various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
Security  Benefit and of the investor  services  provided by Security Benefit to contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and  products  offered by the Security  Funds,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

Experts

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended  December  31, 2002,  and the  financial  statements  of SBL
Variable Annuity Account XIV  (AdvisorDesigns)  at December 31, 2002 and for the
period  April 2, 2001  (inception  date) to December  31, 2002  included in this
Statement  of  Additional  Information  have been  audited by Ernst & Young LLP, independent  auditors,  for  the  periods  indicated  in  their  report  thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries  as of December  31, 2002 and 2001,  and for each of the three years in the period ended December 31, 2002 and the financial  statements of SBL
Variable Annuity Account XIV  (AdvisorDesigns)  at December 31, 2002 and for the
period  April 2, 2001  (inception  date) to  December  31,  2002,  are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be  considered  only as bearing on the  ability of Security
Benefit  to meet  its  obligations  under  the  Contracts.  They  should  not be considered as bearing on the  investment  performance  of the assets held in the
Separate Account.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          a.  Financial Statements

              To be filed by amendment.

          b.  Exhibits

               (1)  Resolution  of the Board of  Directors  of Security  Benefit
                    Life  Insurance  Company  authorizing  establishment  of the
                    Separate Account(a)

               (2)  Not Applicable

               (3)  (a)  Service Facilities Agreement(b)
                    (b)  Marketing Organization Agreement(g)
                    (c)  SBL Variable Products Broker/Dealer Sales Agreement(h)
                    (d)  SBL Variable Product Sales Agreement (3-Way Agreement)
                         (Form 9482C 7-00)(k)
                    (e)  Marketing Organization Agreement Commission Schedule(j)

               (4)  (a)  Individual Contract (Form V6029 11-00)(i)
                    (b)  Individual Contract-Unisex (Form V6029 11-00U)(i)
                    (c)  Tax-Sheltered Annuity Endorsement (Form 6832A R9-96)(c)
                    (d)  Withdrawal Charge Waiver Endorsement
                         (Form V6051 3-96)(c)
                    (e)  Waiver of Withdrawal Charge for Terminal Illness
                         Endorsement (Form V6051 TI 2-97)(c)
                    (f)  Individual Retirement Annuity Endorsement
                         (Form V6849A 1-97)(d)
                    (g)  Roth IRA Endorsement (Form V6851 10-97)(d)
                    (h)  403a Endorsement (Form V6057 10-98)(e)
                    (i)  Annual Stepped Up Death Benefit Rider
                         (Form V6063 8-00)(a)
                    (j)  Guaranteed Growth Death Benefit Rider
                         (Form V6063-1 8-00)(a)
                    (k)  Annual Stepped Up and Guaranteed Growth Death Benefit
                         Rider (Form V6063-2 8-00)(a)
                    (l)  Disability Rider (Form V6064 8-00)(a)
                    (m)  Guaranteed Income Benefit Rider (Form V6065 8-00)(a)
                    (n)  Credit Enhancement Rider (Form V6067 8-00)(a)
                    (o)  Alternate Withdrawal Charge Rider (Form V6069 10-00)(i)
                    (p)  Enhanced and Guaranteed Growth Death Benefit Rider
                         (Form V6076 4-01)(k)
                    (q)  Enhanced, Annual Stepped Up and Guaranteed Growth Death
                         Benefit Rider (Form V6077 4-01)(k)
                    (r)  Enhanced Death Benefit Rider (Form V6078 4-01)(k)
                    (s)  Enhanced and Annual Stepped Up Death Benefit Rider
                         (Form V6079 4-01)(k)
                    (t)  Annual Stepped Up Death Benefit Rider
                         (Form V6081 FL 5-01)(k)
                    (u)  Death Benefit Rider - Return of Premium Beyond Issue
                         Age 80 (Form V6082 FL 5-01)(k)
                    (v)  Credit Enhancement Rider (Form V6084 11-01)(l)
                    (w)  CDSC Credit Endorsement (Form V6085 12-02)

               (5)  (a)  Application (Form V9493 11-00)(j)
                    (b)  Application - Unisex (Form V9493 11-00U)(j)

               (6)  (a)  Composite of Articles of Incorporation of SBL(f)
                    (b)  Bylaws of SBL(f)

               (7)  Not Applicable

               (8)  (a)  Participation Agreement - Franklin Templeton(k)
                    (b)  Participation Agreement - AIM(k)
                    (c)  Participation Agreement - Federated(k)
                    (d)  Participation Agreement - Fidelity(k)
                    (e)  Participation Agreement - Neuberger Berman(k)
                    (f)  Participation Agreement - Rydex(m)
                    (g)  Participation Agreement - Strong(k)

               (9)  Opinion of Counsel(k)

              (10)  To be filed by amendment

              (11)  Not Applicable

              (12)  Not Applicable

              (13)  To be filed by amendment

              (14)  Powers of Attorney  of Howard R.  Fricke,  Kris A.  Robbins,
                    Sister  Loretto  Marie  Colwell,  John C.  Dicus,  Steven J.
                    Douglass,  William W.  Hanna,  John E.  Hayes,  Jr.,  Pat A.
                    Loconto, Duane L. Fager, and Robert C. Wheeler(k)

(a)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's initial  Registration  Statement No. 333-41180 (filed July 11,
     2000).

(b)  Incorporated  herein by  reference  to the  Exhibits  filed  with  Variflex
     Signature's Post-Effective Amendment No. 1 under the Securities Act of 1933
     and  Amendment  No.  2  under  the  Investment   Company  Act  of  1940  to
     Registration Statement No. 333-23723 (filed October 15, 1997).

(c)  Incorporated  herein by  reference  to the  Exhibits  filed  with  Variflex
     Signature's Initial  Registration  Statement No. 333-23723 (filed March 16,
     1997).

(d)  Incorporated  herein by  reference  to the  Exhibits  filed  with  Variflex
     Signature's Post-Effective Amendment No. 2 under the Securities Act of 1933
     and  Amendment  No.  3  under  the  Investment   Company  Act  of  1940  to
     Registration Statement No. 333-23723 (filed April 30, 1998).

(e)  Incorporated  herein by  reference  to the  Exhibits  filed  with  Variflex
     Signature's Post-Effective Amendment No. 4 under the Securities Act of 1933
     and  Amendment  No.  5  under  the  Investment   Company  Act  of  1940  to
     Registration Statement No. 333-23723 (filed April 30, 1999).

(f)  Incorporated  herein by  reference  to the  Exhibits  filed  with  Variflex
     Separate Account's Post-Effective Amendment No. 20 under the Securities Act of 1933 and  Amendment No. 19 under the  Investment  Company Act of 1940 to
     Registration Statement No. 2-89328 (Filed August 17, 1998).

(g)  Incorporated  herein by  reference  to the  Exhibits  filed  with  Variflex
     Signature's  Post-Effective  Amendment No. 23 under the  Securities  Act of
     1933 and  Amendment  No. 22 under  the  Investment  Company  Act of 1940 to
     Registration Statement No. 2-89328 (filed May 1, 2000).

(h)  Incorporated  herein by reference to Exhibits filed with Variflex  Separate
     Account's  Post-Effective Amendment No. 22 under the Securities Act of 1933 and  Amendment  No.  21  under  the  Investment  Company  Act  of  1940  to
     Registration Statement No. 2-89328 (filed April 29, 1999).

(i)  Incorporated  herein by reference to Exhibits  filed with the  Registrant's
     Initial  Registration  Statement  under  the  Securities  Act of  1933  and
     Amendment No. 2 under the  Investment  Company Act of 1940 to  Registration
     Statement No. 333-52114 (filed December 19, 2000).

(j)  Incorporated  herein by reference to Exhibits  filed with the  Registrant's
     Pre-Effective  Amendment  No.  1  under  the  Securities  Act of  1933  and
     Amendment No. 4 under the  Investment  Company Act of 1940 to  Registration
     Statement No. 333-52114 (filed March 20, 2001).

(k)  Incorporated  herein by reference to Exhibits  filed with the  Registrant's
     Post-Effective  Amendment  No.  1 under  the  Securities  Act of  1933  and
     Amendment No. 6 under the  Investment  Company Act of 1940 to  Registration
     Statement No. 333-52114 (filed March 1, 2002).

(l)  Incorporated  herein  by  reference  to the  Exhibits  filed  with  the SBL
     Variable  Annuity  Account XIV's Post  Effective  Amendment No. 3 under the
     Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed March 1, 2002).

(m)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's  Post  Effective  Amendment No. 2 under the  Securities Act of
     1933  and  Amendment  No. 7 under  the  Investment  Company  Act of 1940 to
     Registration Statement No. 333-52114 (filed April 8, 2002).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Name and Principal

          BUSINESS ADDRESS                  POSITIONS AND OFFICES WITH DEPOSITOR

          Howard R. Fricke*                 Chairman of the Board and Director

          Kris A. Robbins*                  President, Chief Executive Officer
                                             and Director

          Sister Loretto Marie Colwell      Director
          1700 SW 7th Street
          Topeka, Kansas 66606

          John C. Dicus                     Director
          700 Kansas Avenue
          Topeka, Kansas 66603

          Steven J. Douglass                Director
          3231 East 6th Street
          Topeka, Kansas 66607

          William W. Hanna                  Director
          100 N. Broadway
          KS1-100-02-68
          Wichita, Kansas 67202

          John E. Hayes, Jr.                Director
          200 Gulf Blvd.
          Belleair Shore, Florida 33786

          Duane L. Fager                    Director
          3035 S. Topeka Blvd.
          Topeka, KS 66611

          Robert C. Wheeler                 Director
          400 SW 8th Street
          Topeka, Kansas 66603

          Pat A. Loconto                    Director
          c/o Mary Abdo
          400 West 15th Street
          Suite 1700
          Austin, TX 78701

          Donald J. Schepker*               Senior Vice President, Chief
                                            Financial Officer and Treasurer

          J. Michael Keefer*                Senior Vice President, General
                                            Counsel and Secretary

          Malcolm E. Robinson*              Senior Vice Presiden

          David J. Keith*                   Senior Vice President,
                                            IT & Customer Management

          Terry A. Milberger*               Senior Vice President

          Venette K. Davis*                 Senior Vice President

          J. Craig Anderson*                Senior Vice President

          Gregory J. Garvin*                Senior Vice President

          James R. Schmank*                 Senior Vice President

          Kalman Bakk, Jr.*                 Senior Vice President and
                                            Chief Marketing Officer

          Amy J. Lee*                       Associate General Counsel, Vice
                                            President and Assistant Secretary

          Thomas A. Swank*                  Senior Vice President
                                            and Chief Risk Officer

          *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
          REGISTRANT

          The Depositor,  Security Benefit Life Insurance Company ("SBL" or "the
          Company"), is owned by Security Benefit Corp. through the ownership of
          700,000  of SBL's  700,010  issued  and  outstanding  shares of common stock. One share of SBL's issued and outstanding common stock is owned by each director of SBL, in accordance with the requirements of Kansas law. Security Benefit Corp. is wholly owned by Security Benefit Mutual
          Holding  Company  ("SBMHC"),  which  in  turn  is  controlled  by  SBL policyholders.  As of December  31, 2002 no one person holds more than approximately  0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

          The  following  chart  indicates  the persons  controlled  by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                        PERCENT
                                                                       OF VOTING
                                                                       SECURITIES
                                                                     OWNED BY SBMHC
                                                   JURISDICTION OF    (DIRECTLY OR
                        NAME                        INCORPORATION      INDIRECTLY)

          Security Benefit Corp. (Holding Company)       Kansas           100%

          Security Benefit Life Insurance Company        Kansas           100%
          (Stock Life Insurance Company)

          Security Benefit Group, Inc.                   Kansas           100%
          (Holding Company)

          Security Management Company, LLC               Kansas           100%
          (Investment Adviser)

          Security Distributors, Inc.                    Kansas           100%
          (Broker/Dealer, Principal
          Underwriter of Mutual Funds)

          First Advantage Insurance Agency, Inc.         Kansas           100%
          (Insurance Agency)

          Security Benefit Academy, Inc.                 Kansas           100%
          (Daycare Company)

          Security Financial Resources, Inc.             Kansas           100%
          (Financial Services)

          Security Financial Resources Collective        Delaware         100%
          Investments, LLC (Private Fund)

          First Security Benefit Life Insurance          New York         100%
          and Annuity Company of New York
          (Stock Life Insurance Company)

          SBL is also the  depositor of the  following  separate  accounts:  SBL
          Variable  Annuity  Accounts I, III and IV, SBL Variable Life Insurance
          Account Varilife,  Security  Varilife  Separate Account,  SBL Variable
          Annuity Account VIII (Variflex LS), SBL Variable  Annuity Account VIII
          (Variflex  Signature),   SBL  Variable  Annuity  Account  VIII  (Extra
          Credit),  SBL  Variable  Annuity  Account  XIV  (SecureDesigns),   SBL
          Variable Annuity Account XIV (NEA Valuebuilder),  SBL Variable Annuity
          Account  XIV  (AdvisorDesigns),   SBL  Variable  Annuity  Account  XIV
          (Security   Benefit   Advisor),   SBL  Variable  Annuity  Account  XIV
          (AdvanceDesigns),  SBL Variable  Annuity  Account XIV (AEA),  Security
          Varilife  Separate  Account,  Variable  Annuity  Account XI,  Variflex
          Separate  Account,  T.  Rowe  Price  Variable  Annuity  Account,   and
          Parkstone Variable Annuity Separate Account.

          Through the above-referenced separate accounts, SBL might be deemed to control the open-end management  investment companies listed below. As of December 18, 2002 the  approximate  percentage  of ownership by the separate accounts for each company is as follows:

                Security Large Cap Value Fund..........    31.64%
                SBL Fund...............................   100.0%

ITEM 27.  NUMBER OF CONTRACTOWNERS

          As of  February  1, 2003,  there were  2,446  owners of the  Qualified
          Contracts and 2,050 owners of the Non-Qualified Contracts issued under
          SBL Variable Annuity Account XIV.

ITEM 28.  INDEMNIFICATION

          The bylaws of Security Benefit Life Insurance Company provide that the
          Company  shall,  to the extent  authorized by the laws of the State of
          Kansas,  indemnify  officers  and  directors  for certain  liabilities threatened  or incurred in connection  with such person's  capacity as director or officer.

          The Articles of Incorporation include the following provision:

                (a) No  director  of the  Corporation  shall  be  liable  to the
             Corporation or its  stockholders for monetary damages for breach of his or her  fiduciary  duty as a director,  PROVIDED  that  nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's  duty of loyalty to the Corporation or its stockholders,  (b) for acts or omissions not in good faith or which involve intentional  misconduct or a knowing violation of law, (c) under the  provisions  of K.S.A.  17-6424 and amendments  thereto,  or (d) for any  transaction  from  which  the director  derived an  improper  personal  benefit.  If the  General
             Corporation Code of the State of Kansas is amended after the filing of these Articles of  Incorporation  to authorize  corporate action
             further   eliminating   or  limiting  the  personal   liability  of
             directors,  then the  liability  of a director  of the  Corporation shall be eliminated or limited to the fullest  extent  permitted by the General Corporation Code of the State of Kansas, as so amended.

                (b) Any repeal or modification of the foregoing paragraph by the stockholders  of the  Corporation  shall not  adversely  affect any right or  protection of a director of the  Corporation  existing at the time of such repeal or modification.

          Insofar  as   indemnification   for  a  liability  arising  under  the
          Securities  Act of 1933 may be  permitted to  directors,  officers and controlling  persons  of the  Registrant  pursuant  to  the  foregoing provisions,  or otherwise,  the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against  public  policy as expressed in the Act and is,  therefore, unenforceable.  In the event that a claim for indemnification  against such liabilities  (other than the payment by the Depositor of expenses incurred or paid by a director,  officer or controlling  person of the
          Depositor in the successful defense of any action, suit or proceeding)
          is  asserted  by such  director,  officer  or  controlling  person  in connection with the Securities being  registered,  the Depositor will, unless in the opinion of its counsel the matter has been  settled by a controlling precedent,  submit to a court of appropriate  jurisdiction the question of whether such  indemnification  by it is against public policy  as  expressed  in the Act and will be  governed  by the  final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

          (a)  Security Distributors, Inc. ("SDI"), a subsidiary of SBL, acts as distributor  of the Contract  issued  under SBL Variable  Annuity
               Account XIV  (SecureDesigns,  AdvisorDesigns,  NEA  Valuebuilder,
               AdvanceDesigns,  Security Benefit Advisor, and AEA). SDI performs similar  functions for SBL Variable  Annuity Accounts I, III, and
               IV,  SBL  Variable  Life  Insurance  Account  Varilife,  Security
               Varilife  Separate  Account,  SBL Variable  Annuity  Account VIII
               (Variflex LS, Variflex Signature, and Extra Credit), SBL Variable
               Annuity  Account  XI, and  Parkstone  Variable  Annuity  Separate
               Account. SDI also acts as principal underwriter for the following management  investment  companies for which  Security  Management
               Company,  LLC, an affiliate of SBL, acts as  investment  adviser:
               Security Equity Fund,  Security  Income Fund,  Security Large Cap
               Value Fund,  Security  Municipal Bond Fund, SBL Fund and Security
               Mid Cap Growth Fund.

          (b)    NAME AND PRINCIPAL                  POSITION AND OFFICES
                 BUSINESS ADDRESS*                     WITH UNDERWRITER
                 ------------------                  --------------------
                 Gregory J. Garvin                   President and Director
                 John D. Cleland                     Vice President and Director
                 James R. Schmank                    Director
                 Richard J. Wells                    Director
                 Frank Memmo                         Director
                 Amy J. Lee                          Secretary
                 Tamara L. Brownfield                Treasurer
                 Brenda M. Harwood                   Vice President and Director

                 *One Security Benefit Place, Topeka, Kansas 66636-0001

          (c)  Although  SDI  receives no  compensation  under its  distribution agreement with SBL, it does receive certain  payments from SBL in connection with the sale of the Contract.  These payments are not expected  to exceed  0.75% of sales.  For the  fiscal  year ended
               December 31, 2002,  SDI received  $2,453,123  from SBL under this arrangement.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules  thereunder  are  maintained  by SBL at its administrative  offices--One  Security Benefit Place,  Topeka,  Kansas
          66636-0001.

ITEM 31.  MANAGEMENT SERVICES

          All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

          (a)  Registrant   undertakes  that  it  will  file  a   post-effective
               amendment  to  this  Registration   Statement  as  frequently  as
               necessary to ensure that the audited financial  statements in the
               Registration  Statement  are never more than  sixteen (16) months old for so long as payments under the variable annuity  contracts may be accepted.

          (b)  Registrant  undertakes  that  it  will  include  as  part  of the variable annuity  contract  application a space that an applicant can check to request a Statement of Additional Information.

          (c)  Registrant  undertakes  to deliver any  Statement  of  Additional
               Information  and any  financial  statements  required  to be made available  under this Form  promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

          (d)  Subject  to the  terms and  conditions  of  Section  15(d) of the
               Securities Exchange Act of 1934, the Registrant hereby undertakes
               to  file  with  the  Securities  and  Exchange   Commission  such
               supplementary and periodic information, documents, and reports as may be prescribed  by any rule or  regulation  of the  Commission heretofore  or  hereafter  duly  adopted  pursuant  to  authority conferred in that Section.

          (e)  Depositor represents that the fees and charges deducted under the
               Contract,  in the  aggregate,  are  reasonable in relation to the services rendered,  the expenses expected to be incurred, and the risks assumed by the Depositor.

          (f)  SBL,  sponsor of the unit investment  trust, SBL Variable Annuity
               Account XIV,  hereby  represents that it is relying upon American
               Council  of Life  Insurance,  SEC  No-Action  Letter,  [1988-1989
               Transfer  Binder] Fed.  Sec. L. Rep.  (CCH) P. 78,904  (Nov.  28,
               1988), and that it has complied with the provisions of paragraphs
               (1)-(4) of such no-action letter which are incorporated herein by reference.

                                   SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant has caused this Registration  Statement to be signed on its behalf in the City of Topeka, State of Kansas on this 1st day of March, 2003.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell    By: HOWARD R. FRICKE
Director                            --------------------------------------------
                                    Howard R. Fricke, Director and Chairman of
                                    the Board and as Attorney In Fact for the
John C. Dicus                       Officers and Directors Whose Names Appear
Director                            Opposite.

Steven J. Douglass              SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                        (The Depositor)

                                By: KRIS A. ROBBINS
William W. Hanna                    --------------------------------------------
Director                            Kris A. Robbins, Director, President and
                                    Chief Executive Officer

John E. Hayes, Jr.
Director                        SBL VARIABLE ANNUITY ACCOUNT XIV
                                ADVISORDESIGNS
                                (The Registrant)

Pat A. Loconto                  By: SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                            (The Depositor)

                                By: KRIS A. ROBBINS
Duane L. Fager                      --------------------------------------------
Director                            Kris A. Robbins, Director, President and
                                    Chief Executive Officer

Robert C. Wheeler
Director                        By: DONALD J. SCHEPKER
                                    --------------------------------------------
                                    Donald J. Schepker, Senior Vice President,
                                    Chief Financial Officer and Treasurer

                                (ATTEST): AMY J. LEE
                                          --------------------------------------
                                          Amy J. Lee, Vice President, Associate
                                          General Counsel and Assistant Secretary

                                          Date:  March 1, 2003

                                  EXHIBIT INDEX

 (1)  None

 (2)  None

 (3)  (a)  None
      (b)  None
      (c)  None
      (d)  None
      (e)  None

 (4)  (a)  None
      (b)  None
      (c)  None
      (d)  None
      (e)  None
      (f)  None
      (g)  None
      (h)  None
      (i)  None
      (j)  None
      (k)  None
      (l)  None
      (m)  None
      (n)  None
      (o)  None
      (p)  None
      (q)  None
      (r)  None
      (s)  None
      (t)  None
      (u)  None
      (v)  None
      (w)  CDSC Credit Endorsement (Form V6085 12-02)

 (5)  (a)  None
      (b)  None

 (6)  (a)  None
      (b)  None

 (7)  None

 (8)  (a)  None
      (b)  None
      (c)  None
      (d)  None
      (e)  None
      (f)  None
      (g)  None

 (9)  None

(10)  None--to be filed by amendment

(11)  None

(12)  None

(13)  None--to be filed by amendment

(14)  None